UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07239

Name of Registrant: Vanguard Horizon Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

Item 1: Schedule of Investments

Vanguard Capital Opportunity Fund

Schedule of Investments
As of June 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (97.4%)
Consumer Discretionary (9.2%)
*	DIRECTV Class A	2,946,576	143,852
*	CarMax Inc.	4,436,797	115,090
	TJX Cos. Inc.	2,680,000	115,052
	Carnival Corp.	2,038,900	69,873
*	Bed Bath & Beyond Inc.	893,700	55,231
*	Ascena Retail Group Inc.	2,935,200	54,653
	Whirlpool Corp.	682,500	41,742
	Royal Caribbean Cruises Ltd.	995,000	25,900
*	Amazon.com Inc.	54,700	12,491
	Lowe's Cos. Inc.	375,000	10,665
	Nordstrom Inc.	175,000	8,696
	Gentex Corp.	200,000	4,174
1	Strattec Security Corp.	172,831	3,636
	Limited Brands Inc.	80,400	3,419
*	DreamWorks Animation SKG Inc. Class A	155,000	2,954
*,^ Tesla Motors Inc.		23,000	720
	Dunkin' Brands Group Inc.	16,300	560
	Ross Stores Inc.	3,500	219
*	Deckers Outdoor Corp.	1,000	44
			668,971
Consumer Staples (0.0%)
	CVS Caremark Corp.	4,000	187

Energy (2.6%)
	Noble Energy Inc.	535,900	45,455
	Oceaneering International Inc.	770,600	36,881
	Cabot Oil & Gas Corp.	840,000	33,096
	National Oilwell Varco Inc.	477,011	30,739
	ConocoPhillips	250,000	13,970
	Ensco plc Class A	193,340	9,081
*	Southwestern Energy Co.	160,000	5,109
	Transocean Ltd.	100,000	4,473
2	Phillips 66	125,000	4,155
	Range Resources Corp.	58,700	3,632
*	McDermott International Inc.	290,700	3,238
	Hess Corp.	26,700	1,160
			190,989
Financials (1.7%)
	Charles Schwab Corp.	6,965,000	90,057
	Chubb Corp.	350,000	25,487
*	MSCI Inc. Class A	127,000	4,321
			119,865
Health Care (34.7%)
*	Biogen Idec Inc.	3,350,000	483,673
	Amgen Inc.	5,758,300	420,586
	Eli Lilly & Co.	7,149,700	306,794
	Roche Holding AG	1,563,700	270,103
*	BioMarin Pharmaceutical Inc.	4,941,700	195,593

	Medtronic Inc.	4,909,200	190,133
	Novartis AG ADR	3,131,000	175,023
*	Life Technologies Corp.	2,833,945	127,499
*	QIAGEN NV	5,098,605	85,147
*	Pharmacyclics Inc.	991,100	54,124
*	Boston Scientific Corp.	7,608,600	43,141
*	Edwards Lifesciences Corp.	300,000	30,990
*	Dendreon Corp.	3,685,430	27,272
*	Illumina Inc.	640,900	25,886
*,^ Seattle Genetics Inc.		1,017,000	25,822
*	Waters Corp.	169,000	13,430
*	Affymetrix Inc.	2,700,600	12,666
*	Charles River Laboratories International Inc.	369,000	12,088
	PerkinElmer Inc.	328,379	8,472
*	InterMune Inc.	708,000	8,461
	Zimmer Holdings Inc.	54,000	3,475
*	Cerner Corp.	5,000	413
			2,520,791
Industrials (11.8%)
	FedEx Corp.	2,766,450	253,434
	Southwest Airlines Co.	11,235,100	103,588
	Rockwell Automation Inc.	1,566,900	103,509
^	Ritchie Bros Auctioneers Inc.	3,036,000	64,515
	Pall Corp.	1,106,600	60,653
	Union Pacific Corp.	325,000	38,776
	CH Robinson Worldwide Inc.	638,700	37,383
*	JetBlue Airways Corp.	6,490,150	34,398
*	United Continental Holdings Inc.	1,070,000	26,033
*	Delta Air Lines Inc.	2,000,000	21,900
	European Aeronautic Defence and Space Co. NV	540,050	19,167
*	AECOM Technology Corp.	1,150,400	18,924
*	Babcock & Wilcox Co.	729,900	17,883
	Expeditors International of Washington Inc.	446,000	17,282
*	Jacobs Engineering Group Inc.	425,000	16,090
	IDEX Corp.	280,000	10,914
	Chicago Bridge & Iron Co. NV	250,000	9,490
	SPX Corp.	80,000	5,226
*	US Airways Group Inc.	57,000	760
			859,925
Information Technology (33.2%)
	Altera Corp.	6,664,200	225,517
	ASML Holding NV	3,708,189	190,675
*	Google Inc. Class A	309,605	179,593
*	Symantec Corp.	9,514,100	139,001
	Texas Instruments Inc.	4,552,200	130,603
*	Adobe Systems Inc.	4,004,500	129,626
	Microsoft Corp.	4,000,000	122,360
*	Trimble Navigation Ltd.	2,456,100	113,005
	Corning Inc.	8,080,000	104,474
*	Cree Inc.	3,944,900	101,266
*	Electronic Arts Inc.	7,030,000	86,820
*	NVIDIA Corp.	5,426,600	74,996
*	Flextronics International Ltd.	11,977,400	74,260
*	EMC Corp.	2,300,000	58,949
*	SanDisk Corp.	1,582,248	57,720
*	NeuStar Inc. Class A	1,623,416	54,222

*	Research In Motion Ltd.		7,108,700	52,533
	Visa Inc. Class A		326,930	40,418
*,1 Descartes Systems Group Inc.			4,645,000	38,879
	Plantronics Inc.		1,150,000	38,410
*,1 FormFactor Inc.			5,769,300	37,327
*	Micron Technology Inc.		5,550,000	35,020
	QUALCOMM Inc.		549,325	30,586
	Hewlett-Packard Co.		1,350,000	27,148
*	Rambus Inc.		4,500,000	25,830
*	NetApp Inc.		755,000	24,024
	Intuit Inc.		350,000	20,773
*	Nuance Communications Inc.		850,000	20,247
	KLA-Tencor Corp.		380,000	18,715
	Motorola Solutions Inc.		375,000	18,041
*	Entegris Inc.		2,019,231	17,244
*	FEI Co.		345,000	16,505
	Jabil Circuit Inc.		808,700	16,441
*	Cymer Inc.		250,000	14,738
*	Apple Inc.		24,000	14,016
	Xilinx Inc.		300,000	10,071
*	Ciena Corp.		607,142	9,939
	Mastercard Inc. Class A		22,100	9,505
*	Smart Technologies Inc. Class A		4,672,304	8,504
	Analog Devices Inc.		200,000	7,534
*	Brocade Communications Systems Inc.		1,200,000	5,916
	Accenture plc Class A		95,700	5,751
*	Citrix Systems Inc.		40,000	3,358
	Applied Materials Inc.		100,000	1,146
*	Zynga Inc. Class A		67,350	366
*	Facebook Inc. Class A		100	3
				2,412,075
Materials (2.7%)
	Monsanto Co.		2,328,786	192,777

Telecommunication Services (0.2%)
*	Sprint Nextel Corp.		4,200,000	13,692

Utilities (1.3%)
*	AES Corp.		4,688,425	60,153
	Public Service Enterprise Group Inc.		1,005,600	32,682
				92,835
Total Common Stocks (Cost $5,159,001)				7,072,107
				Market
				Value
		Coupon	Shares	($000)
Temporary Cash Investment (3.2%)
Money Market Fund (3.2%)
[3,4] Vanguard Market Liquidity Fund (Cost
	$229,259)	0.148%	229,259,169	229,259

Total Investments (100.6%) (Cost $5,388,260)				7,301,366
Other Assets and Liabilities-Net (-0.6%)[4]				(41,349)
Net Assets (100%)				7,260,017

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $16,903,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Non-income producing security - new issue that has not paid a dividend as of June 30, 2012.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $17,473,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,782,837	289,270	—

Capital Opportunity Fund

Temporary Cash Investments	229,259	—	—
Total	7,012,096	289,270	—

D. The fund invested in a company that was considered to be an affiliated company of the fund because the fund owned more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of this company were as follows:

			Current Period Transactions
			Proceeds
	Sept. 30, 2011		from		Jun. 30, 2012
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Ascena Retail Group Inc.[1]	112,246	—	113,729	—	NA2
Descartes Systems Group Inc.	28,892	—	—	—	40,272
Formfactor Inc.	35,864	303	223	—	37,327
Strattec Security Corp.	5,088	—	851	60	3,636
Thomas & Betts Corp.	115,739	—	202,246	—	—
	297,829			60	77,842

1 In January 2011, Dress Barn Inc. changed its name to Ascena Retail Group Inc.
2 Not applicable — At June 30, 2012, the security was still held, but the issuer was no longer an affiliated company of the fund.

E. At June 30, 2012, the cost of investment securities for tax purposes was $5,388,260,000. Net unrealized appreciation of investment securities for tax purposes was $1,913,106,000, consisting of unrealized gains of $2,668,004,000 on securities that had risen in value since their purchase and $754,898,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Strategic Equity Fund

Schedule of Investments
As of June 30, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (16.4%)
* Dollar Tree Inc.	545,640	29,355
Polaris Industries Inc.	372,782	26,646
Advance Auto Parts Inc.	367,800	25,091
Dillard's Inc. Class A	378,220	24,085
Wyndham Worldwide Corp.	445,900	23,517
Virgin Media Inc.	943,300	23,007
* Coinstar Inc.	302,190	20,748
Harley-Davidson Inc.	439,000	20,075
* O'Reilly Automotive Inc.	221,200	18,530
Domino's Pizza Inc.	582,420	18,003
Garmin Ltd.	435,200	16,664
Ulta Salon Cosmetics & Fragrance Inc.	172,700	16,127
Brinker International Inc.	476,650	15,191
Dana Holding Corp.	1,129,300	14,466
* Fifth & Pacific Cos. Inc.	1,332,600	14,299
^ Buckle Inc.	361,100	14,289
Regal Entertainment Group Class A	887,800	12,216
Foot Locker Inc.	327,100	10,003
Tempur-Pedic International Inc.	373,049	8,726
Jarden Corp.	198,500	8,341
Bob Evans Farms Inc.	206,751	8,311
Crocs Inc.	491,000	7,930
* Tenneco Inc.	277,995	7,456
Weight Watchers International Inc.	137,720	7,101
Thor Industries Inc.	251,500	6,894
Genuine Parts Co.	109,200	6,579
Ameristar Casinos Inc.	367,800	6,536
^ Sturm Ruger & Co. Inc.	159,800	6,416
Expedia Inc.	132,850	6,386
Starwood Hotels & Resorts Worldwide Inc.	117,300	6,222
* Cheesecake Factory Inc.	185,500	5,929
* Helen of Troy Ltd.	152,500	5,168
Newell Rubbermaid Inc.	261,600	4,745
PetSmart Inc.	68,200	4,650
PVH Corp.	59,000	4,590
* Express Inc.	251,500	4,570
Sinclair Broadcast Group Inc. Class A	502,640	4,554
Ross Stores Inc.	69,524	4,343
* Francesca's Holdings Corp.	151,200	4,084
* Vitamin Shoppe Inc.	54,800	3,010
Aaron's Inc.	106,200	3,007
Blyth Inc.	74,600	2,578
* Conn's Inc.	174,000	2,575
Regis Corp.	129,900	2,333
Scholastic Corp.	78,000	2,196
* Smith & Wesson Holding Corp.	264,300	2,196
Pier 1 Imports Inc.	125,900	2,069
* Liberty Interactive Corp. Class A	104,300	1,855
* Arctic Cat Inc.	49,700	1,817

	Brunswick Corp.	81,700	1,815
*	LeapFrog Enterprises Inc.	167,900	1,723
	Hot Topic Inc.	172,600	1,672
	Service Corp. International	128,200	1,586
	Cinemark Holdings Inc.	68,200	1,558
*	Lamar Advertising Co. Class A	53,300	1,524
*	AFC Enterprises Inc.	60,045	1,389
*	Red Robin Gourmet Burgers Inc.	43,300	1,321
*	Journal Communications Inc. Class A	215,261	1,111
	Cato Corp. Class A	36,294	1,106
*	BorgWarner Inc.	13,900	912
			511,196
Consumer Staples (4.5%)
*	Dean Foods Co.	1,539,004	26,209
	Whole Foods Market Inc.	258,100	24,602
	Herbalife Ltd.	468,678	22,651
*	Monster Beverage Corp.	197,254	14,044
	B&G Foods Inc. Class A	471,620	12,545
	Lancaster Colony Corp.	108,519	7,728
*,^ Boston Beer Co. Inc. Class A		62,000	7,502
	Coca-Cola Enterprises Inc.	186,600	5,232
	Safeway Inc.	276,000	5,009
	Beam Inc.	68,400	4,274
*	Energizer Holdings Inc.	50,100	3,770
	Universal Corp.	54,300	2,516
	Tyson Foods Inc. Class A	108,500	2,043
	Andersons Inc.	36,700	1,566
	Cal-Maine Foods Inc.	26,000	1,017
	Nu Skin Enterprises Inc. Class A	15,000	704
			141,412
Energy (6.4%)
	Western Refining Inc.	1,211,800	26,987
	Pioneer Natural Resources Co.	299,300	26,401
*	Tesoro Corp.	1,055,000	26,333
	Core Laboratories NV	192,000	22,253
	Helmerich & Payne Inc.	482,092	20,961
*	Rosetta Resources Inc.	311,645	11,419
*	Denbury Resources Inc.	616,800	9,320
*	Stone Energy Corp.	323,212	8,190
*	Helix Energy Solutions Group Inc.	487,700	8,003
	HollyFrontier Corp.	219,200	7,766
	Energy XXI Bermuda Ltd.	208,500	6,524
*	Hornbeck Offshore Services Inc.	70,000	2,715
*	Vaalco Energy Inc.	305,500	2,636
*	Cloud Peak Energy Inc.	151,300	2,559
	W&T Offshore Inc.	158,250	2,421
	Crosstex Energy Inc.	172,475	2,415
*	Nabors Industries Ltd.	148,100	2,133
*	Plains Exploration & Production Co.	58,000	2,040
*	Energy Partners Ltd.	101,600	1,717
*	Contango Oil & Gas Co.	29,000	1,717
*	OYO Geospace Corp.	17,250	1,552
*	SEACOR Holdings Inc.	17,200	1,537
	Berry Petroleum Co. Class A	18,800	746
	Swift Energy Co.	34,300	638
			198,983

Financials (19.5%)
Torchmark Corp.	583,995	29,521
* Arch Capital Group Ltd.	692,726	27,494
Discover Financial Services	740,925	25,621
* World Acceptance Corp.	338,783	22,292
American Financial Group Inc.	539,689	21,172
KeyCorp	2,401,630	18,589
NASDAQ OMX Group Inc.	729,200	16,531
Kimco Realty Corp.	811,400	15,441
Commerce Bancshares Inc.	388,530	14,725
Assurant Inc.	409,700	14,274
Digital Realty Trust Inc.	189,200	14,203
Camden Property Trust	185,400	12,546
Taubman Centers Inc.	158,150	12,203
Douglas Emmett Inc.	511,500	11,816
Huntington Bancshares Inc.	1,841,000	11,782
Liberty Property Trust	310,000	11,420
Extra Space Storage Inc.	367,140	11,235
CBL & Associates Properties Inc.	567,574	11,090
Hospitality Properties Trust	445,200	11,028
Post Properties Inc.	221,700	10,852
Brandywine Realty Trust	870,832	10,746
Moody's Corp.	290,900	10,632
Allied World Assurance Co. Holdings AG	133,700	10,625
* Altisource Portfolio Solutions SA	131,009	9,594
* Forest City Enterprises Inc. Class A	656,805	9,589
Sun Communities Inc.	212,143	9,385
DCT Industrial Trust Inc.	1,460,300	9,200
Cash America International Inc.	207,300	9,130
ProAssurance Corp.	99,800	8,891
^ Lexington Realty Trust	1,048,300	8,879
Entertainment Properties Trust	215,200	8,847
* First Industrial Realty Trust Inc.	687,825	8,680
Weingarten Realty Investors	292,300	7,699
Omega Healthcare Investors Inc.	340,500	7,661
Bank of the Ozarks Inc.	234,820	7,063
Protective Life Corp.	231,900	6,820
Macerich Co.	114,000	6,732
Bank of Hawaii Corp.	141,900	6,520
* Sunstone Hotel Investors Inc.	588,600	6,469
International Bancshares Corp.	331,225	6,466
Nelnet Inc. Class A	278,312	6,401
* Credit Acceptance Corp.	74,379	6,280
CVB Financial Corp.	532,900	6,208
BOK Financial Corp.	101,021	5,879
UMB Financial Corp.	109,088	5,589
Everest Re Group Ltd.	47,400	4,906
Apartment Investment & Management Co. Class A	171,800	4,644
City Holding Co.	137,705	4,639
Provident Financial Services Inc.	293,425	4,504
Umpqua Holdings Corp.	302,000	3,974
Amtrust Financial Services Inc.	130,400	3,874
Cathay General Bancorp	185,510	3,063
Apollo Residential Mortgage Inc.	153,400	2,958
AvalonBay Communities Inc.	20,800	2,943
* American Capital Ltd.	288,089	2,901
East West Bancorp Inc.	112,500	2,639

*	Knight Capital Group Inc. Class A	211,500	2,525
	Duke Realty Corp.	171,300	2,508
	Old National Bancorp	200,000	2,402
	Republic Bancorp Inc./KY Class A	106,911	2,379
	Ezcorp Inc. Class A	98,709	2,316
*	First Cash Financial Services Inc.	53,200	2,137
	National Penn Bancshares Inc.	210,800	2,017
	PrivateBancorp Inc. Class A	134,500	1,985
*	Texas Capital Bancshares Inc.	48,400	1,955
	Ramco-Gershenson Properties Trust	148,300	1,864
*	iStar Financial Inc.	279,055	1,800
	Webster Financial Corp.	82,500	1,787
	Montpelier Re Holdings Ltd.	83,000	1,767
	Pennsylvania REIT	117,200	1,756
*	St. Joe Co.	109,100	1,725
*,^ Rouse Properties Inc.		121,400	1,645
	Bancfirst Corp.	38,783	1,625
	Susquehanna Bancshares Inc.	157,400	1,621
	Health Care REIT Inc.	27,600	1,609
	Associated Banc-Corp	120,200	1,586
	First Citizens BancShares Inc. Class A	9,300	1,550
	Oritani Financial Corp.	94,900	1,366
	Southside Bancshares Inc.	56,664	1,274
	Camden National Corp.	25,345	928
	MFA Financial Inc.	92,300	728
	American Capital Agency Corp.	21,300	716
			610,436
Health Care (11.4%)
	AmerisourceBergen Corp. Class A	841,604	33,117
*	Watson Pharmaceuticals Inc.	446,200	33,014
	Perrigo Co.	250,650	29,559
	Cooper Cos. Inc.	323,015	25,764
	Omnicare Inc.	816,600	25,503
*	WellCare Health Plans Inc.	420,100	22,265
*	Health Net Inc.	910,000	22,086
*	Mylan Inc.	896,800	19,165
*	LifePoint Hospitals Inc.	274,035	11,230
*	Cubist Pharmaceuticals Inc.	290,900	11,028
*	Salix Pharmaceuticals Ltd.	183,305	9,979
*	Pharmacyclics Inc.	177,000	9,666
*	Magellan Health Services Inc.	188,600	8,549
*	Arena Pharmaceuticals Inc.	844,000	8,423
	Vertex Pharmaceuticals Inc.	144,300	8,069
*	ResMed Inc.	254,983	7,956
*	Charles River Laboratories International Inc.	234,900	7,695
*	Medicines Co.	330,875	7,590
*	Regeneron Pharmaceuticals Inc.	57,200	6,533
*	Questcor Pharmaceuticals Inc.	112,400	5,984
*	Thoratec Corp.	141,100	4,738
*	ViroPharma Inc.	160,600	3,806
*	Mettler-Toledo International Inc.	23,991	3,739
*	Akorn Inc.	234,367	3,696
	PDL BioPharma Inc.	482,100	3,196
*	Wright Medical Group Inc.	119,700	2,556
*	ArthroCare Corp.	85,200	2,495
*	Auxilium Pharmaceuticals Inc.	92,500	2,487
	West Pharmaceutical Services Inc.	41,800	2,111

* Spectrum Pharmaceuticals Inc.	133,900	2,084
Ensign Group Inc.	67,000	1,894
* Centene Corp.	60,300	1,819
* Molina Healthcare Inc.	72,600	1,703
* Cyberonics Inc.	37,400	1,681
* Universal American Corp.	130,700	1,376
* Genomic Health Inc.	38,408	1,283
Chemed Corp.	18,200	1,100
* Jazz Pharmaceuticals plc	19,200	864
* Bio-Rad Laboratories Inc. Class A	8,200	820
* RTI Biologics Inc.	166,700	627
		357,250
Industrials (13.8%)
Textron Inc.	1,139,900	28,349
Iron Mountain Inc.	749,300	24,697
Triumph Group Inc.	423,666	23,840
* United Rentals Inc.	646,347	22,002
* Delta Air Lines Inc.	1,829,100	20,029
^ Pitney Bowes Inc.	1,228,650	18,393
Towers Watson & Co. Class A	265,100	15,879
Cintas Corp.	343,600	13,266
* US Airways Group Inc.	890,900	11,876
* BE Aerospace Inc.	270,950	11,830
Sauer-Danfoss Inc.	314,423	10,983
Toro Co.	148,200	10,862
Robbins & Myers Inc.	246,500	10,309
AGCO Corp.	222,950	10,195
* Alaska Air Group Inc.	279,790	10,044
AO Smith Corp.	175,900	8,600
* EnerSys	242,357	8,499
Barnes Group Inc.	318,400	7,734
* JetBlue Airways Corp.	1,334,900	7,075
Trinity Industries Inc.	265,000	6,620
Applied Industrial Technologies Inc.	179,200	6,604
Kennametal Inc.	190,600	6,318
NACCO Industries Inc. Class A	53,900	6,266
* WESCO International Inc.	103,800	5,974
Hubbell Inc. Class B	74,900	5,838
* Spirit Airlines Inc.	282,700	5,501
* Moog Inc. Class A	126,500	5,231
* Huntington Ingalls Industries Inc.	128,900	5,187
Dun & Bradstreet Corp.	70,400	5,010
* Dollar Thrifty Automotive Group Inc.	59,640	4,828
* Trimas Corp.	239,700	4,818
* Generac Holdings Inc.	199,800	4,807
Aircastle Ltd.	386,600	4,659
JB Hunt Transport Services Inc.	73,800	4,398
Lincoln Electric Holdings Inc.	99,800	4,370
Macquarie Infrastructure Co. LLC	129,900	4,324
Donaldson Co. Inc.	126,800	4,231
Amerco Inc.	45,740	4,115
* ACCO Brands Corp.	395,600	4,090
Werner Enterprises Inc.	154,737	3,697
Belden Inc.	99,300	3,312
* Hexcel Corp.	125,400	3,234
* United Continental Holdings Inc.	122,100	2,971
Armstrong World Industries Inc.	58,800	2,891

Standex International Corp.	67,750	2,884
Ceradyne Inc.	95,300	2,444
GATX Corp.	61,400	2,364
Steelcase Inc. Class A	255,700	2,309
Exelis Inc.	225,500	2,223
* General Cable Corp.	83,500	2,166
Corrections Corp. of America	73,400	2,162
Deluxe Corp.	86,113	2,148
Nielsen Holdings NV	79,700	2,090
Mueller Industries Inc.	48,800	2,078
Crane Co.	55,400	2,015
* Teledyne Technologies Inc.	32,100	1,979
Brink's Co.	70,800	1,641
Mine Safety Appliances Co.	40,500	1,630
* Dycom Industries Inc.	74,000	1,377
Actuant Corp. Class A	49,100	1,334
Primoris Services Corp.	93,500	1,122
United Stationers Inc.	39,922	1,076
G&K Services Inc. Class A	31,100	970
Franklin Electric Co. Inc.	17,600	900
* ICF International Inc.	35,000	834
		431,502
Information Technology (15.8%)
KLA-Tencor Corp.	638,475	31,445
* Alliance Data Systems Corp.	231,900	31,307
Seagate Technology plc	1,176,950	29,106
* Gartner Inc.	665,191	28,637
IAC/InterActiveCorp	570,000	25,992
* Western Digital Corp.	814,300	24,820
* LSI Corp.	3,500,400	22,298
Anixter International Inc.	407,408	21,613
* Fiserv Inc.	282,900	20,431
* Cadence Design Systems Inc.	1,827,400	20,083
* CACI International Inc. Class A	349,000	19,202
* Avnet Inc.	456,000	14,072
Avago Technologies Ltd.	285,600	10,253
* Teradata Corp.	140,300	10,103
Fair Isaac Corp.	233,000	9,851
Lender Processing Services Inc.	386,600	9,773
Lexmark International Inc. Class A	353,806	9,404
* CommVault Systems Inc.	180,500	8,947
* Tech Data Corp.	182,700	8,801
* Cardtronics Inc.	283,896	8,577
* Advanced Micro Devices Inc.	1,456,735	8,347
* Aspen Technology Inc.	293,100	6,785
Jabil Circuit Inc.	332,900	6,768
* FEI Co.	141,300	6,760
^ Freescale Semiconductor Ltd.	658,150	6,746
* Kulicke & Soffa Industries Inc.	748,600	6,678
MAXIMUS Inc.	113,540	5,876
DST Systems Inc.	103,230	5,606
* Ingram Micro Inc.	299,500	5,232
Total System Services Inc.	180,600	4,322
* Unisys Corp.	205,900	4,025
* SYNNEX Corp.	113,274	3,907
Diebold Inc.	105,800	3,905
Plantronics Inc.	110,900	3,704

* Ultratech Inc.	115,400	3,635
* Manhattan Associates Inc.	79,200	3,620
* Insight Enterprises Inc.	198,800	3,346
* TiVo Inc.	340,900	2,819
* NETGEAR Inc.	81,106	2,799
Heartland Payment Systems Inc.	91,400	2,749
* Teradyne Inc.	186,917	2,628
* Mentor Graphics Corp.	150,000	2,250
* Lam Research Corp.	57,825	2,182
* Electronics for Imaging Inc.	122,300	1,987
Maxim Integrated Products Inc.	75,250	1,929
* Stamps.com Inc.	76,900	1,897
* Acxiom Corp.	118,700	1,794
* FormFactor Inc.	267,200	1,729
* Plexus Corp.	58,900	1,661
* Silicon Graphics International Corp.	252,488	1,621
* Monolithic Power Systems Inc.	75,600	1,502
NIC Inc.	115,750	1,470
* Volterra Semiconductor Corp.	60,800	1,426
* Integrated Device Technology Inc.	249,800	1,404
* Liquidity Services Inc.	26,500	1,357
MercadoLibre Inc.	14,000	1,061
* Flextronics International Ltd.	134,670	835
Blackbaud Inc.	30,300	778
* Quantum Corp.	340,600	691
ANADIGICS Inc.	334,200	605
Brightpoint Inc.	105,000	568
		493,719
Materials (6.5%)
CF Industries Holdings Inc.	185,800	35,997
Eastman Chemical Co.	622,736	31,367
Rockwood Holdings Inc.	546,010	24,216
Domtar Corp.	230,025	17,645
* Coeur d'Alene Mines Corp.	697,300	12,245
Valspar Corp.	190,400	9,994
Buckeye Technologies Inc.	279,608	7,966
* WR Grace & Co.	144,800	7,305
Cytec Industries Inc.	113,900	6,679
Westlake Chemical Corp.	127,386	6,657
* Graphic Packaging Holding Co.	999,019	5,495
Sherwin-Williams Co.	35,900	4,751
American Vanguard Corp.	169,800	4,515
Georgia Gulf Corp.	134,900	3,463
Noranda Aluminum Holding Corp.	366,600	2,918
* Innospec Inc.	87,200	2,582
* KapStone Paper and Packaging Corp.	161,600	2,561
Neenah Paper Inc.	93,600	2,498
Haynes International Inc.	43,100	2,196
FMC Corp.	40,000	2,139
Huntsman Corp.	152,800	1,977
Schweitzer-Mauduit International Inc.	27,589	1,880
* Chemtura Corp.	125,500	1,820
* TPC Group Inc.	48,540	1,794
Minerals Technologies Inc.	26,300	1,677
NewMarket Corp.	5,222	1,131

Albemarle Corp.			14,600	871
				204,339
Telecommunication Services (0.5%)
* MetroPCS Communications Inc.			2,050,587	12,406
Vonage Holdings Corp.			1,274,780	2,562
Consolidated Communications Holdings Inc.			61,874	916
				15,884
Utilities (4.6%)
CMS Energy Corp.			1,079,662	25,372
Ameren Corp.			658,100	22,073
Portland General Electric Co.			554,800	14,791
DTE Energy Co.			223,350	13,251
PNM Resources Inc.			662,335	12,942
Southwest Gas Corp.			271,640	11,857
TECO Energy Inc.			485,500	8,768
Pinnacle West Capital Corp.			147,700	7,642
Wisconsin Energy Corp.			151,700	6,003
Questar Corp.			219,700	4,583
NorthWestern Corp.			88,397	3,244
Avista Corp.			113,100	3,020
El Paso Electric Co.			67,600	2,242
American Water Works Co. Inc.			64,000	2,194
WGL Holdings Inc.			44,671	1,776
Cleco Corp.			42,200	1,765
MGE Energy Inc.			25,000	1,182
Vectren Corp.			39,700	1,172
Laclede Group Inc.			27,600	1,099
				144,976
Total Common Stocks (Cost $2,710,738)				3,109,697
	Coupon
Temporary Cash Investments (1.5%)[1]
Money Market Fund (1.4%)
[2,3] Vanguard Market Liquidity Fund	0.148%		44,144,679	44,145

			Face	Market
		Maturity	Amount	Value
		Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
4 United States Treasury Note/Bond	1.375%	9/15/12	2,000	2,005
Total Temporary Cash Investments (Cost $46,150)				46,150
Total Investments (100.9%) (Cost $2,756,888)				3,155,847
Other Assets and Liabilities-Net (-0.9%)[3]				(28,938)
Net Assets (100%)				3,126,909

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $16,102,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.9%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $16,221,000 of collateral received for securities on loan.
4 Securities with a value of $2,005,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Strategic Equity Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,109,697	—	—
Temporary Cash Investments	44,145	2,005	—
Futures Contracts—Assets[1]	712	—	—
Futures Contracts—Liabilities[1]	(94)	—	—
Total	3,154,460	2,005	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Strategic Equity Fund

At June 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
E-mini Russell 2000 Index	September 2012	150	11,931	506
E-mini S&P MidCap 400 Index	September 2012	65	6,107	151

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At June 30, 2012, the cost of investment securities for tax purposes was $2,756,888,000. Net unrealized appreciation of investment securities for tax purposes was $398,959,000, consisting of unrealized gains of $519,370,000 on securities that had risen in value since their purchase and $120,411,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Global Equity Fund

Schedule of Investments
As of June 30, 2012

		Market
		Value
	Shares	($000)
Common Stocks (95.4%)[1]
Argentina (0.0%)
Arcos Dorados Holdings Inc. Class A	58,146	859

Australia (0.7%)
Santos Ltd.	501,469	5,523
National Australia Bank Ltd.	164,640	4,010
Brambles Ltd.	549,615	3,486
Australia & New Zealand Banking Group Ltd.	146,214	3,331
Amcor Ltd.	399,839	2,919
BHP Billiton Ltd.	80,233	2,613
Orica Ltd.	59,242	1,509
Iluka Resources Ltd.	117,143	1,383
Cochlear Ltd.	12,620	857
Challenger Ltd.	162,067	544
Alumina Ltd.	455,071	373
Beach Energy Ltd.	260,249	254
DuluxGroup Ltd.	59,322	184
		26,986
Austria (0.1%)
Andritz AG	21,806	1,121
Oesterreichische Post AG	27,351	919
Raiffeisen Bank International AG	5,662	185
* Erste Group Bank AG	7,881	150
		2,375
Belgium (0.3%)
Anheuser-Busch InBev NV	94,895	7,482
Groupe Bruxelles Lambert SA	32,773	2,224
		9,706
Brazil (0.9%)
Petroleo Brasileiro SA ADR Type A	599,300	10,871
Vale SA Class B ADR	448,000	8,740
Banco do Brasil SA	442,500	4,285
BM&FBovespa SA	415,100	2,094
Odontoprev SA	378,953	1,911
Embraer SA ADR	49,231	1,306
Cia de Saneamento Basico do Estado de Sao Paulo ADR	14,601	1,108
* OGX Petroleo e Gas Participacoes SA	391,903	1,073
Multiplan Empreendimentos Imobiliarios SA	34,500	842
Petroleo Brasileiro SA ADR	34,900	655
Duratex SA	83,800	447
MRV Engenharia e Participacoes SA	94,400	435
Diagnosticos da America SA	60,700	397
Localiza Rent a Car SA	18,147	273
WEG SA	22,100	212
		34,649
Canada (3.8%)
Rogers Communications Inc. Class B	703,255	25,496
^ Agrium Inc.	259,990	23,042

Bombardier Inc. Class B	3,931,616	15,524
Imperial Oil Ltd.	277,992	11,629
Toronto-Dominion Bank	145,800	11,411
Magna International Inc.	268,000	10,585
Suncor Energy Inc.	271,400	7,848
Onex Corp.	147,253	5,717
BCE Inc. (Foreign Shares)	132,531	5,465
Bank of Montreal	73,484	4,061
Nexen Inc.	228,381	3,867
Fairfax Financial Holdings Ltd.	8,579	3,365
BCE Inc.	45,310	1,867
Encana Corp.	86,400	1,799
Ritchie Bros Auctioneers Inc.	83,191	1,768
Kinross Gold Corp.	214,030	1,747
Goldcorp Inc.	44,800	1,687
Aimia Inc.	86,213	1,147
* CGI Group Inc. Class A	44,000	1,057
Alimentation Couche Tard Inc. Class B	13,900	607
Methanex Corp.	21,400	596
Saputo Inc.	11,200	466
Empire Co. Ltd. Class A	4,500	237
* Catalyst Paper Corp.	1,158,844	17
Yellow Media Inc.	83,441	3
* Nortel Networks Corp.	241,295	3
		141,011
Chile (0.1%)
Enersis SA ADR	229,729	4,296
Vina Concha y Toro SA	299,789	587
Quinenco SA	146,924	404
		5,287
China (2.2%)
China Mobile Ltd.	2,360,000	25,907
China Petroleum & Chemical Corp.	18,742,000	16,750
PetroChina Co. Ltd.	11,302,000	14,628
Tsingtao Brewery Co. Ltd.	1,608,000	9,189
Mindray Medical International Ltd. ADR	131,884	3,995
Evergrande Real Estate Group Ltd.	3,654,000	1,892
GCL-Poly Energy Holdings Ltd.	7,800,000	1,724
Shandong Weigao Group Medical Polymer Co. Ltd.	1,460,000	1,630
* Baidu Inc. ADR	11,200	1,288
* NetEase Inc. ADR	20,400	1,200
China Resources Enterprise Ltd.	336,067	1,004
Want Want China Holdings Ltd.	695,994	861
Tingyi Cayman Islands Holding Corp.	186,373	480
* SINA Corp.	8,900	461
Silver Grant International	1,692,000	315
Weiqiao Textile Co.	778,185	290
		81,614
Colombia (0.0%)
Cementos Argos SA	64,150	252
Inversiones Argos SA Prior Pfd.	19,886	178
		430

Cyprus (0.0%)
	Globaltrans Investment plc GDR	53,384	964

Denmark (0.6%)
	Carlsberg A/S Class B	61,274	4,837
	Coloplast A/S Class B	24,145	4,341
	Novo Nordisk A/S Class B	26,127	3,789
*	William Demant Holding A/S	26,776	2,407
	GN Store Nord A/S	186,511	2,255
*	Jyske Bank A/S	37,703	1,017
*	Danske Bank A/S	62,838	874
*	Topdanmark A/S	3,899	668
	AP Moeller - Maersk A/S Class B	89	584
*	Bang & Olufsen A/S	33,672	362
*,^ Vestas Wind Systems A/S		39,297	218
			21,352
Egypt (0.1%)
	Ezz Steel	1,397,944	1,650
*	Egyptian Financial Group-Hermes Holding	391,843	671
			2,321
Finland (0.2%)
	Sampo Oyj	164,626	4,271
	Metso Oyj	78,220	2,697
	Tieto Oyj	56,943	910
	Wartsila OYJ Abp	19,854	650
	Cargotec Oyj Class B	15,037	346
*	Outokumpu Oyj	214,800	209
	Nokia Oyj	70,491	144
			9,227
France (2.2%)
	European Aeronautic Defence and Space Co. NV	582,109	20,659
	Total SA	250,724	11,285
	BNP Paribas SA	253,527	9,775
	Bouygues SA	238,521	6,400
*	Societe Generale SA	193,888	4,547
	Safran SA	98,910	3,673
	Sanofi	41,189	3,118
	Legrand SA	91,749	3,114
	Cie Generale des Etablissements Michelin	44,610	2,919
	Renault SA	70,190	2,803
	ArcelorMittal	101,392	1,551
	AXA SA	110,826	1,482
	Societe BIC SA	13,803	1,426
	Groupe Eurotunnel SA	161,478	1,313
	Thales SA	36,712	1,213
	Eurofins Scientific	9,450	1,174
	Neopost SA	21,174	1,130
^	Carrefour SA	56,773	1,048
	Technip SA	8,255	860
	Edenred	26,202	743
	Imerys SA	7,677	391
	SA des Ciments Vicat	7,459	361
^	Alstom SA	8,304	263
	Nexity SA	9,290	221
*	Alcatel-Lucent ADR	131,498	214
	APERAM	722	10

*,^ Eurofins Scientific Warrants Exp. 06/29/2017		249	9
			81,702
Germany (2.1%)
	BASF SE	146,660	10,198
	Deutsche Post AG	565,549	10,007
	Bayer AG	99,756	7,188
	E.ON AG	279,286	6,035
	Allianz SE	56,820	5,715
	Fresenius Medical Care AG & Co. KGaA	71,944	5,081
	Muenchener Rueckversicherungs AG	34,666	4,892
	Deutsche Lufthansa AG	321,891	3,721
	Volkswagen AG Prior Pfd.	22,300	3,533
	Daimler AG	77,968	3,504
	Deutsche Bank AG	80,154	2,893
	SAP AG	47,553	2,816
	Bayerische Motoren Werke AG	37,224	2,694
	Deutsche Boerse AG	32,444	1,750
	Suedzucker AG	44,182	1,567
	Hannover Rueckversicherung AG	19,806	1,180
	Siemens AG	11,664	980
	Adidas AG	9,352	670
	Infineon Technologies AG	94,686	641
	GEA Group AG	21,137	563
	Duerr AG	8,554	528
	Axel Springer AG	11,289	485
	Aurubis AG	6,953	336
	Merck KGaA	3,162	316
	Celesio AG	15,140	248
	Gildemeister AG	14,555	230
*	Deutz AG	34,185	174
			77,945
Greece (0.1%)
*	Coca Cola Hellenic Bottling Co. SA	173,928	3,080
	Motor Oil Hellas Corinth Refineries SA	118,599	811
	OPAP SA	28,458	178
			4,069
Hong Kong (3.6%)
	Jardine Strategic Holdings Ltd.	1,135,400	34,902
	Jardine Matheson Holdings Ltd.	603,102	29,377
	New World Development Co. Ltd.	11,323,097	13,343
	Television Broadcasts Ltd.	1,142,000	7,961
	First Pacific Co. Ltd.	7,570,400	7,852
	SmarTone Telecommunications Holdings Ltd.	3,840,580	7,456
	Wheelock & Co. Ltd.	1,788,000	6,794
	Esprit Holdings Ltd.	5,174,743	6,702
	CLP Holdings Ltd.	538,000	4,572
	Hongkong & Shanghai Hotels	3,058,378	4,089
	Midland Holdings Ltd.	6,608,000	3,224
	Henderson Land Development Co. Ltd.	458,466	2,549
	Hong Kong Aircraft Engineering Co. Ltd.	170,400	2,248
	Texwinca Holdings Ltd.	487,139	462
*	Next Media Ltd.	6,072,000	442
	Goodbaby International Holdings Ltd.	1,261,000	370
*	I-CABLE Communications Ltd.	6,402,000	309
	SJM Holdings Ltd.	115,000	215

City Telecom HK Ltd. ADR	17,300	172
		133,039
Hungary (0.0%)
OTP Bank plc	17,667	281

India (0.3%)
Tata Motors Ltd.	1,688,301	7,398
Zee Entertainment Enterprises Ltd.	423,471	1,120
Grasim Industries Ltd.	14,244	676
Havells India Ltd.	56,327	592
United Breweries Ltd.	56,578	553
* Dish TV India Ltd.	445,283	511
Tata Consultancy Services Ltd.	20,910	482
Indian Bank	132,817	421
Infosys Ltd. ADR	7,900	356
Sun TV Network Ltd.	61,060	333
Allahabad Bank	86,868	235
* Idea Cellular Ltd.	116,891	160
		12,837
Indonesia (0.5%)
* Bank Pan Indonesia Tbk PT	78,480,843	6,665
Indofood Sukses Makmur Tbk PT	6,949,500	3,615
Matahari Putra Prima Tbk PT	22,549,275	2,321
Semen Gresik Persero Tbk PT	1,090,000	1,323
Bank Negara Indonesia Persero Tbk PT	2,338,111	961
Gajah Tunggal Tbk PT	2,642,500	647
Telekomunikasi Indonesia Persero Tbk PT ADR	16,604	578
Citra Marga Nusaphala Persada Tbk PT	2,020,500	424
Bank Rakyat Indonesia Persero Tbk PT	588,768	403
Gudang Garam Tbk PT	42,000	277
* Mayora Indah Tbk PT	70,000	190
Ace Hardware Indonesia Tbk PT	264,000	143
* Mulia Industrindo Tbk PT	921,000	34
Sumber Alfaria Trijaya Tbk PT	17,180	9
		17,590
Ireland (0.3%)
Paddy Power plc	35,818	2,338
* Ryanair Holdings plc ADR	68,371	2,079
Dragon Oil plc	137,335	1,170
* Governor & Co. of the Bank of Ireland	7,513,588	949
CRH plc	48,801	935
CRH plc (London Shares)	38,614	745
Irish Continental Group plc	36,081	695
DCC plc (London Shares)	28,986	676
DCC plc	14,768	342
* Independent News & Media plc	318,558	81
* Irish Bank Resolution Corp. Ltd.	122,273	—
		10,010
Israel (0.0%)
Teva Pharmaceutical Industries Ltd. ADR	17,300	682

Italy (0.7%)
Saipem SPA	107,207	4,774
Telecom Italia SPA (Registered)	3,703,100	3,659
^ Luxottica Group SPA ADR	94,994	3,318
Enel SPA	891,540	2,879

Telecom Italia SPA (Bearer)	2,707,300	2,194
Fiat Industrial SPA	219,090	2,157
Luxottica Group SPA	61,709	2,155
* Fiat SPA	218,604	1,102
* UniCredit SPA	190,215	721
Davide Campari-Milano SPA	92,610	645
Exor SPA	19,437	418
^ Intesa Sanpaolo SPA (Registered)	218,567	311
* Finmeccanica SPA	39,468	160
		24,493
Japan (7.8%)
Nippon Telegraph & Telephone Corp.	680,200	31,718
Daito Trust Construction Co. Ltd.	217,200	20,589
Hitachi Ltd.	3,105,000	19,145
Marubeni Corp.	2,045,000	13,626
Fujitsu Ltd.	2,494,000	11,936
Mitsubishi UFJ Financial Group Inc.	2,233,300	10,699
Otsuka Holdings Co. Ltd.	304,700	9,353
Nissan Motor Co. Ltd.	735,900	6,988
Japan Tobacco Inc.	234,400	6,944
Sumitomo Mitsui Financial Group Inc.	208,300	6,881
NTT Data Corp.	2,219	6,811
Namco Bandai Holdings Inc.	471,150	6,461
Toyota Motor Corp.	121,300	4,896
JX Holdings Inc.	915,950	4,721
ORIX Corp.	44,440	4,142
Honda Motor Co. Ltd.	112,800	3,936
Sharp Corp.	758,000	3,862
Toyota Tsusho Corp.	187,200	3,578
Kao Corp.	120,300	3,318
Dainippon Sumitomo Pharma Co. Ltd.	320,700	3,277
East Japan Railway Co.	51,800	3,253
Inpex Corp.	550	3,089
Daiwa House Industry Co. Ltd.	213,000	3,021
Seven & I Holdings Co. Ltd.	100,200	3,021
Sumitomo Electric Industries Ltd.	237,500	2,959
Tokyo Gas Co. Ltd.	570,000	2,913
Yamada Denki Co. Ltd.	50,320	2,576
Tokyo Electron Ltd.	52,400	2,457
LIXIL Group Corp.	112,900	2,383
Yamaha Motor Co. Ltd.	230,300	2,205
Isetan Mitsukoshi Holdings Ltd.	199,400	2,118
Astellas Pharma Inc.	48,300	2,108
Aisin Seiki Co. Ltd.	57,300	1,915
Secom Co. Ltd.	41,600	1,908
Yamato Holdings Co. Ltd.	116,000	1,868
Alfresa Holdings Corp.	34,700	1,843
Ship Healthcare Holdings Inc.	74,300	1,791
Nintendo Co. Ltd.	15,000	1,752
Dai-ichi Life Insurance Co. Ltd.	1,451	1,680
ITOCHU Corp.	152,200	1,600
Konica Minolta Holdings Inc.	202,000	1,591
Mitsubishi Estate Co. Ltd.	84,000	1,507
Dentsu Inc.	50,500	1,497
Kirin Holdings Co. Ltd.	127,000	1,497
West Japan Railway Co.	36,200	1,489
MS&AD Insurance Group Holdings	85,100	1,489

	Toyo Seikan Kaisha Ltd.	120,500	1,462
	NET One Systems Co. Ltd.	109,400	1,460
	Calsonic Kansei Corp.	259,000	1,409
	Rohm Co. Ltd.	35,900	1,383
	Obayashi Corp.	310,000	1,361
	Sekisui House Ltd.	143,000	1,350
	Daihatsu Motor Co. Ltd.	75,000	1,313
	Nippon Meat Packers Inc.	98,000	1,297
*	Mazda Motor Corp.	887,000	1,208
	Fukuoka Financial Group Inc.	302,000	1,179
	SKY Perfect JSAT Holdings Inc.	2,509	1,130
	Nichii Gakkan Co.	118,000	1,092
*,^ Olympus Corp.		64,800	1,050
	NKSJ Holdings Inc.	48,200	1,026
*	Sumco Corp.	112,400	1,022
	Sumitomo Forestry Co. Ltd.	112,400	1,009
	Toyo Suisan Kaisha Ltd.	37,000	987
	Marui Group Co. Ltd.	128,600	984
	Central Japan Railway Co.	106	835
	Onward Holdings Co. Ltd.	109,000	825
	Shiseido Co. Ltd.	49,000	773
	Shimizu Corp.	220,000	763
	Chiba Bank Ltd.	127,000	763
	Hitachi Metals Ltd.	63,000	752
	NSK Ltd.	116,000	752
	Kinden Corp.	112,000	734
	IHI Corp.	327,000	699
	Zeon Corp.	90,000	686
	Pioneer Corp.	192,600	682
	Brother Industries Ltd.	58,000	664
	Sega Sammy Holdings Inc.	31,200	635
	Mitsubishi Corp.	30,800	623
	Azbil Corp.	29,300	601
	Kyowa Hakko Kirin Co. Ltd.	58,000	597
	Bank of Yokohama Ltd.	122,000	577
	Hitachi Chemical Co. Ltd.	36,300	572
	Omron Corp.	25,900	549
	HIS Co. Ltd.	13,500	480
	Taiyo Nippon Sanso Corp.	80,000	467
	Unipres Corp.	17,600	460
	Misawa Homes Co. Ltd.	28,000	456
	Nippon Suisan Kaisha Ltd.	163,200	443
	Ryosan Co. Ltd.	22,500	441
	IT Holdings Corp.	34,900	418
	Toho Holdings Co. Ltd.	19,400	394
	Nippo Corp.	34,000	377
	United Arrows Ltd.	14,800	370
	Futaba Corp./Chiba	23,100	361
	MediPal Holdings Corp.	23,500	333
	Shimachu Co. Ltd.	14,500	317
	Itochu Techno-Solutions Corp.	6,500	314
	Nagase & Co. Ltd.	25,000	311
	Aoyama Trading Co. Ltd.	14,900	306
	Nomura Real Estate Holdings Inc.	16,700	306
	Seino Holdings Co. Ltd.	45,000	301
	Avex Group Holdings Inc.	20,200	299
	Otsuka Corp.	3,500	298

Tsuruha Holdings Inc.	4,700	292
Fuji Media Holdings Inc.	169	290
Nihon Unisys Ltd.	39,100	288
Suzuken Co. Ltd.	8,300	280
Alpine Electronics Inc.	23,000	275
Fuji Soft Inc.	16,300	273
Geo Holdings Corp.	244	272
Universal Entertainment Corp.	13,000	271
Autobacs Seven Co. Ltd.	5,400	264
Xebio Co. Ltd.	11,400	261
Resorttrust Inc.	15,600	260
DCM Holdings Co. Ltd.	35,800	254
Izumi Co. Ltd.	12,600	253
Press Kogyo Co. Ltd.	49,000	251
Yellow Hat Ltd.	14,700	250
Kawai Musical Instruments Manufacturing Co. Ltd.	103,000	250
Nippon Express Co. Ltd.	60,000	248
Idemitsu Kosan Co. Ltd.	2,700	242
TS Tech Co. Ltd.	13,100	240
Tokyo Ohka Kogyo Co. Ltd.	10,700	238
Daicel Corp.	36,000	221
Gulliver International Co. Ltd.	6,790	218
Tokyo Seimitsu Co. Ltd.	12,100	215
Round One Corp.	38,700	207
Melco Holdings Inc.	8,600	188
Fujitsu Frontech Ltd.	25,500	156
EDION Corp.	29,600	149
JVC Kenwood Corp.	38,100	133
Toppan Forms Co. Ltd.	10,100	86
		287,492
Malaysia (1.5%)
CIMB Group Holdings Bhd.	6,616,838	15,857
Genting Malaysia Bhd.	10,524,800	12,012
AMMB Holdings Bhd.	4,214,287	8,390
Sime Darby Bhd.	1,803,157	5,642
Telekom Malaysia Bhd.	3,043,375	5,440
British American Tobacco Malaysia Bhd.	160,400	2,841
Multi-Purpose Holdings Bhd.	1,744,190	1,823
Carlsberg Brewery Malaysia Bhd.	400,300	1,525
* Malaysian Airline System Bhd.	3,279,566	1,130
Genting Bhd.	135,800	406
* UEM Land Holdings Bhd.	315,900	209
		55,275
Mexico (0.5%)
America Movil SAB de CV ADR	533,891	13,913
* Cemex SAB de CV ADR	279,271	1,880
Fomento Economico Mexicano SAB de CV ADR	10,300	919
Bolsa Mexicana de Valores SAB de CV	373,700	737
* Genomma Lab Internacional SAB de CV Class B	360,531	713
Grupo Carso SAB de CV	197,600	642
Grupo Financiero Banorte SAB de CV	91,500	474
		19,278
Netherlands (0.6%)
* ING Groep NV	940,240	6,303
Heineken NV	65,866	3,435
Koninklijke DSM NV	69,341	3,419

^ Koninklijke KPN NV	254,981	2,438
Koninklijke Boskalis Westminster NV	62,410	2,059
* QIAGEN NV	72,400	1,209
ASML Holding NV	16,662	856
Akzo Nobel NV	15,434	726
Koninklijke Philips Electronics NV	27,074	534
Randstad Holding NV	13,740	405
Wolters Kluwer NV	22,352	355
TNT Express NV	12,503	147
PostNL NV	13,197	55
*,^ Eurocastle Investment Ltd.	275,977	24
		21,965
New Zealand (0.0%)
Telecom Corp. of New Zealand Ltd.	282,806	538
* Chorus Ltd.	56,561	143
* PGG Wrightson Ltd.	51,996	12
		693
Norway (0.5%)
Statoil ASA	470,700	11,226
Seadrill Ltd.	101,920	3,635
DNB ASA	160,452	1,595
Norsk Hydro ASA	289,265	1,304
Schibsted ASA	36,602	1,189
* Storebrand ASA	63,234	248
		19,197
Philippines (2.0%)
Ayala Corp.	2,458,573	27,533
ABS-CBN Holdings Corp.	13,521,188	11,891
Globe Telecom Inc.	368,370	9,785
DMCI Holdings Inc.	5,365,760	7,290
Jollibee Foods Corp.	2,802,990	6,950
Lopez Holdings Corp.	33,935,874	4,817
BDO Unibank Inc.	1,423,982	2,153
SM Investments Corp.	105,900	1,843
Bank of the Philippine Islands	268,300	477
Universal Robina Corp.	280,300	420
		73,159
Poland (0.4%)
KGHM Polska Miedz SA	331,457	14,506
Bank Pekao SA	15,911	726
Tauron Polska Energia SA	318,383	438
		15,670
Portugal (0.0%)
EDP - Energias de Portugal SA	728,290	1,723

Russia (0.8%)
Lukoil OAO ADR	362,739	20,327
Gazprom OAO ADR (London Shares)	730,560	6,937
Sberbank of Russia ADR	107,007	1,158
Sistema JSFC GDR	30,421	571
Eurasia Drilling Co. Ltd. GDR	13,254	339
Gazprom OAO ADR	30,334	288
LSR Group GDR	57,897	250
		29,870

Singapore (1.0%)
DBS Group Holdings Ltd.	1,596,000	17,629
Great Eastern Holdings Ltd.	711,000	7,178
GuocoLeisure Ltd.	6,677,000	3,164
* STATS ChipPAC Ltd.	8,243,000	2,638
Genting Singapore plc	1,066,244	1,198
Mandarin Oriental International Ltd.	806,690	1,046
Golden Agri-Resources Ltd.	1,660,000	887
Oversea-Chinese Banking Corp. Ltd.	109,000	762
United Industrial Corp. Ltd.	368,000	747
United Overseas Bank Ltd.	25,000	371
Global Yellow Pages Ltd.	2,403,000	244
Yoma Strategic Holdings Ltd.	380,000	116
* Global Yellow Pages Ltd. Warrants Exp. 08/13/2014	704,000	9
		35,989
South Africa (1.8%)
Hosken Consolidated Investments Ltd.	1,443,083	15,548
RMB Holdings Ltd.	1,483,238	6,345
Nedbank Group Ltd.	256,991	5,481
Clicks Group Ltd.	781,316	5,143
Naspers Ltd.	84,596	4,518
FirstRand Ltd.	1,357,077	4,393
Anglo American plc	120,722	4,031
Sun International Ltd.	368,158	4,025
RMI Holdings	1,668,812	3,554
JD Group Ltd.	296,836	1,566
Remgro Ltd.	96,537	1,556
Anglo American Platinum Ltd.	25,290	1,506
* Old Mutual plc	573,014	1,371
Exxaro Resources Ltd.	58,520	1,367
Gold Fields Ltd.	66,432	845
Foschini Group Ltd.	45,988	721
AngloGold Ashanti Ltd.	20,027	684
City Lodge Hotels Ltd.	56,350	586
* Murray & Roberts Holdings Ltd.	183,008	556
Steinhoff International Holdings Ltd.	165,153	499
MMI Holdings Ltd.	226,203	499
JSE Ltd.	51,278	471
Imperial Holdings Ltd.	19,096	403
Discovery Holdings Ltd.	53,846	343
Mondi Ltd.	12,320	105
Impala Platinum Holdings Ltd.	4,987	83
Mpact Ltd.	15,297	32
		66,231
South Korea (2.7%)
Samsung Electronics Co. Ltd.	22,886	24,236
Hyundai Motor Co.	97,255	19,966
Kia Motors Corp.	247,268	16,297
KB Financial Group Inc.	226,900	7,412
SK Holdings Co. Ltd.	60,007	7,049
Woori Finance Holdings Co. Ltd.	627,920	6,922
LG Display Co. Ltd.	222,590	4,202
2 Samsung Electronics Co. Ltd. GDR	6,600	3,529
Hana Financial Group Inc.	98,651	3,154
Hyundai Mobis	6,554	1,589
Hankook Tire Co. Ltd.	35,606	1,420

OCI Co. Ltd.	7,030	1,407
SK Telecom Co. Ltd.	12,396	1,356
Nexen Tire Corp.	18,710	333
		98,872
Spain (0.3%)
Inditex SA	31,573	3,264
Banco Santander SA	331,892	2,195
Viscofan SA	34,273	1,473
Acerinox SA	112,159	1,257
Acciona SA	18,381	1,099
Telefonica SA	62,231	819
Mediaset Espana Comunicacion SA	150,750	733
Amadeus IT Holding SA	16,708	354
* Distribuidora Internacional de Alimentacion SA	55,629	261
Banco Bilbao Vizcaya Argentaria SA	31,471	225
Banco Santander SA ADR	17,899	117
		11,797
Sweden (0.8%)
Svenska Handelsbanken AB Class A	305,330	10,038
Assa Abloy AB Class B	145,340	4,059
Investor AB Class B	165,800	3,166
Atlas Copco AB Class B	132,951	2,533
Telefonaktiebolaget LM Ericsson Class B	276,076	2,526
Swedish Match AB	56,037	2,258
Oriflame Cosmetics SA	32,321	1,084
Nordea Bank AB	115,648	997
Hoganas AB Class B	26,417	840
Modern Times Group AB Class B	12,334	571
Millicom International Cellular SA	5,491	518
Investment AB Kinnevik	21,040	422
* CDON Group AB	15,780	94
		29,106
Switzerland (1.4%)
Roche Holding AG	79,411	13,717
Cie Financiere Richemont SA	128,809	7,073
Nestle SA	107,930	6,441
Novartis AG	95,419	5,335
UBS AG	412,467	4,827
Schindler Holding AG	27,112	3,031
Geberit AG	13,661	2,695
Adecco SA	47,134	2,096
Julius Baer Group Ltd.	52,252	1,895
ABB Ltd.	113,881	1,859
Clariant AG	114,473	1,131
Sonova Holding AG	9,584	927
*,^ Logitech International SA	49,852	540
Helvetia Holding AG	1,492	451
OC Oerlikon Corp. AG	28,172	234
		52,252
Taiwan (1.3%)
Fubon Financial Holding Co. Ltd.	13,293,445	13,454
United Microelectronics Corp.	21,180,000	9,221
* Taiwan Semiconductor Manufacturing Co. Ltd.	2,303,431	6,306
* Taiwan Semiconductor Manufacturing Co. Ltd. ADR	353,746	4,938
AU Optronics Corp.	8,932,700	3,630
Uni-President Enterprises Corp.	1,412,706	2,277

Advanced Semiconductor Engineering Inc.	1,957,000	1,606
Hon Hai Precision Industry Co. Ltd.	499,000	1,509
Taishin Financial Holding Co. Ltd.	3,660,214	1,416
Chunghwa Telecom Co. Ltd.	353,000	1,111
Wistron Corp.	868,000	1,071
Lite-On Technology Corp.	307,106	387
Giant Manufacturing Co. Ltd.	81,000	375
Chin-Poon Industrial Co.	337,000	316
Pegatron Corp.	207,000	273
King Yuan Electronics Co. Ltd.	203,000	97
		47,987
Thailand (1.8%)
Kasikornbank PCL (Foreign)	1,944,400	10,203
Bangkok Bank PCL (Foreign)	1,459,400	9,597
Advanced Info Service PCL (Foreign)	1,130,000	6,612
Siam Cement PCL (Foreign)	567,700	6,513
* Advanced Info Service PCL (Local)	917,300	5,367
MBK PCL (Foreign)	1,495,900	4,526
* Thanachart Capital PCL	4,655,100	4,214
Advanced Info Service PCL	613,000	3,587
GMM Grammy PCL NVDR	2,917,000	2,306
Land and Houses PCL (Foreign)	9,411,400	2,283
* Total Access Communication PCL (Local)	896,616	2,102
Total Access Communication PCL	778,600	1,826
* Big C Supercenter PCL	242,600	1,665
GMM Grammy PCL (Foreign)	1,829,500	1,446
* Siam Commercial Bank PCL (Local)	294,700	1,379
PTT PCL	98,300	1,007
* BEC World PCL	282,256	452
Major Cineplex Group PCL	534,400	295
Matichon PCL (Foreign)	833,800	179
Siam Commercial Bank PCL (Foreign)	30,900	145
BEC World PCL (Foreign)	85,285	137
Post Publishing PCL (Foreign)	1,188,500	108
		65,949
Turkey (0.3%)
BIM Birlesik Magazalar AS	58,167	2,401
Turkiye Garanti Bankasi AS ADR	495,900	1,984
KOC Holding AS	512,638	1,963
Turkiye Garanti Bankasi AS	335,373	1,320
Turkiye Vakiflar Bankasi Tao	566,900	1,182
Turkiye Halk Bankasi AS	121,992	957
Tupras Turkiye Petrol Rafinerileri AS	32,443	696
Haci Omer Sabanci Holding AS (Bearer)	149,304	629
		11,132
United Kingdom (7.9%)
Royal Dutch Shell plc Class A	1,125,175	37,976
BP plc	4,136,462	27,624
Vodafone Group plc	6,949,952	19,535
Rolls-Royce Holdings plc	1,087,985	14,664
Rio Tinto plc	292,821	13,916
AstraZeneca plc	240,430	10,744
Wolseley plc	202,781	7,558
BP plc ADR	181,499	7,358
* Lloyds Banking Group plc	14,770,461	7,216
BHP Billiton plc	225,125	6,399

Intertek Group plc	152,092	6,372
Prudential plc	479,728	5,563
Diageo plc	210,732	5,432
Royal Dutch Shell plc Class B	146,694	5,123
Bunzl plc	301,324	4,925
National Grid plc	398,930	4,228
Reckitt Benckiser Group plc	77,908	4,118
Invensys plc	1,163,539	4,055
Compass Group plc	379,871	3,988
Anglo American plc (London Shares)	114,203	3,753
Michael Page International plc	613,159	3,593
Unilever plc	102,049	3,426
Howden Joinery Group plc	1,712,015	3,420
TESCO plc	692,356	3,365
Capita plc	308,296	3,168
British American Tobacco plc	61,378	3,121
Rightmove plc	116,953	2,922
Imperial Tobacco Group plc	71,660	2,761
Carnival plc	74,985	2,564
Sage Group plc	584,097	2,542
Informa plc	400,127	2,388
APR Energy plc	215,059	2,293
HSBC Holdings plc	247,153	2,178
Provident Financial plc	110,686	2,107
WPP plc	166,154	2,017
BAE Systems plc	439,829	1,994
Aggreko plc	57,423	1,867
G4S plc	381,122	1,666
Rexam plc	247,791	1,635
Stagecoach Group plc	389,906	1,627
GlaxoSmithKline plc	68,991	1,567
ICAP plc	292,757	1,550
Barclays plc	603,276	1,542
Experian plc	105,558	1,489
Reed Elsevier plc	185,743	1,489
ITV plc	1,235,916	1,487
Admiral Group plc	78,614	1,467
Hays plc	1,266,168	1,462
Smiths Group plc	89,603	1,423
Spectris plc	59,017	1,419
International Personal Finance plc	334,803	1,258
Next plc	24,563	1,233
Paragon Group of Cos. plc	464,431	1,217
TUI Travel plc	456,943	1,215
Glencore International plc	226,171	1,049
* Berkeley Group Holdings plc	43,010	951
Xyratex Ltd.	83,632	946
TalkTalk Telecom Group plc	311,659	931
WH Smith plc	89,551	765
Devro plc	159,231	756
IG Group Holdings plc	100,548	756
Homeserve plc	306,876	750
AMEC plc	45,722	721
Cable & Wireless Communications plc	1,393,728	649
Millennium & Copthorne Hotels plc	86,358	649
Petrofac Ltd.	28,459	621
Bwin.Party Digital Entertainment plc	359,387	621

	Sthree plc	143,910	601
	Kazakhmys plc	52,836	599
	Smith & Nephew plc	58,521	585
	Centrica plc	115,309	577
	Cable & Wireless Worldwide plc	961,761	573
	British Sky Broadcasting Group plc	49,898	544
	National Express Group plc	144,692	486
	Ladbrokes plc	193,711	477
	Aviva plc	111,346	477
	Jupiter Fund Management plc	140,892	477
	Standard Chartered plc	21,933	476
	Mondi plc (London Shares)	52,859	453
	Sportingbet plc	906,197	435
*	Royal Bank of Scotland Group plc	125,468	425
	Man Group plc	345,750	414
	Close Brothers Group plc	34,692	405
*	Barratt Developments plc	172,408	377
	Thomas Cook Group plc	1,421,073	333
	Mondi plc	38,261	328
	N Brown Group plc	75,106	288
	Daily Mail & General Trust plc	43,118	286
	Carphone Warehouse Group plc	104,186	235
	Marshalls plc	155,051	218
	IMI plc	15,587	204
*	Northgate plc	41,164	134
*	Connaught plc	103,081	—
			291,591

United States (43.2%)
Consumer Discretionary (9.6%)
*	Amazon.com Inc.	174,114	39,759
*	Liberty Global Inc. Class A	512,678	25,444
	Cablevision Systems Corp. Class A	1,410,186	18,741
*	priceline.com Inc.	25,386	16,870
*	Liberty Global Inc.	349,117	16,670
	Brinker International Inc.	493,837	15,739
*	MGM Resorts International	1,259,071	14,051
*	Coinstar Inc.	171,050	11,744
	Dillard's Inc. Class A	183,661	11,696
	Ford Motor Co.	1,074,190	10,301
	Time Warner Cable Inc.	113,908	9,352
*	PulteGroup Inc.	850,478	9,100
	CBS Corp. Class B	261,143	8,560
*	DIRECTV Class A	172,528	8,423
	Viacom Inc. Class B	156,700	7,368
^	American Greetings Corp. Class A	481,723	7,043
	Sotheby's	199,219	6,646
*	Liberty Media Corp. - Liberty Capital Class A	68,849	6,053
*,^ Blue Nile Inc.		202,858	6,027
	Time Warner Inc.	146,644	5,646
*	AMC Networks Inc. Class A	155,026	5,511
	Royal Caribbean Cruises Ltd.	192,140	5,001
*	Liberty Interactive Corp. Class A	260,839	4,640
*	Hanesbrands Inc.	140,912	3,907
	Home Depot Inc.	70,629	3,743
	Lear Corp.	97,300	3,671
*	General Motors Co.	166,310	3,280

Omnicom Group Inc.	67,141	3,263
Bob Evans Farms Inc.	79,326	3,189
* K12 Inc.	134,336	3,130
Macy's Inc.	90,990	3,126
McGraw-Hill Cos. Inc.	65,620	2,953
CBS Corp. Class A	85,395	2,843
Walt Disney Co.	58,175	2,821
* Apollo Group Inc. Class A	76,030	2,752
* Mohawk Industries Inc.	38,850	2,713
* NVR Inc.	2,870	2,439
Gannett Co. Inc.	157,910	2,326
Cooper Tire & Rubber Co.	132,349	2,321
Interpublic Group of Cos. Inc.	206,795	2,244
* TRW Automotive Holdings Corp.	57,191	2,102
Harley-Davidson Inc.	44,906	2,054
Newell Rubbermaid Inc.	100,411	1,821
* CarMax Inc.	68,795	1,785
GameStop Corp. Class A	95,840	1,760
* Bed Bath & Beyond Inc.	27,590	1,705
* CC Media Holdings Inc. Class A	292,110	1,629
Yum! Brands Inc.	20,948	1,349
Scholastic Corp.	47,759	1,345
KB Home	123,345	1,209
* Red Robin Gourmet Burgers Inc.	36,818	1,123
* Arctic Cat Inc.	29,033	1,061
Sturm Ruger & Co. Inc.	26,273	1,055
* Standard Pacific Corp.	151,172	936
Jarden Corp.	20,889	878
* LeapFrog Enterprises Inc.	82,108	842
Movado Group Inc.	32,052	802
JAKKS Pacific Inc.	47,423	759
Ameristar Casinos Inc.	42,679	758
Aaron's Inc.	26,739	757
* Cavco Industries Inc.	14,618	750
* TripAdvisor Inc.	16,500	737
Cracker Barrel Old Country Store Inc.	11,142	700
* Discovery Communications Inc. Class A	12,827	693
Foot Locker Inc.	18,070	553
La-Z-Boy Inc.	43,601	536
* Live Nation Entertainment Inc.	52,419	481
* Papa John's International Inc.	9,571	455
ANN Inc.	17,598	449
Regal Entertainment Group Class A	31,967	440
* Discovery Communications Inc.	7,303	366
* Multimedia Games Holding Co. Inc.	24,709	346
* Smith & Wesson Holding Corp.	40,914	340
* Carmike Cinemas Inc.	18,803	275
CTC Media Inc.	33,336	269
Biglari Holdings Inc.	669	258
Destination Maternity Corp.	11,763	254
CEC Entertainment Inc.	6,680	243
* Office Depot Inc.	68,658	148
* Ascent Capital Group Inc. Class A	2,330	121
* Sun-Times Media Group Inc. Class A	130,959	—
		355,250
Consumer Staples (5.9%)
Philip Morris International Inc.	531,317	46,363

Costco Wholesale Corp.	355,015	33,727
Tyson Foods Inc. Class A	1,230,277	23,166
Lorillard Inc.	141,797	18,710
* Smithfield Foods Inc.	711,315	15,386
Kroger Co.	643,015	14,912
Safeway Inc.	792,829	14,390
Estee Lauder Cos. Inc. Class A	259,144	14,025
Archer-Daniels-Midland Co.	299,490	8,841
Altria Group Inc.	209,106	7,225
Herbalife Ltd.	128,054	6,189
PepsiCo Inc.	66,769	4,718
Universal Corp.	69,738	3,231
Nu Skin Enterprises Inc. Class A	35,531	1,666
Bunge Ltd.	26,096	1,637
Andersons Inc.	23,558	1,005
* Medifast Inc.	30,042	591
PriceSmart Inc.	8,582	579
* Susser Holdings Corp.	12,839	477
* Omega Protein Corp.	52,359	385
* Elizabeth Arden Inc.	8,708	338
Cal-Maine Foods Inc.	8,504	333
* USANA Health Sciences Inc.	7,763	319
* Central Garden and Pet Co. Class A	26,454	288
SUPERVALU Inc.	16,485	85
		218,586
Energy (2.1%)
ConocoPhillips	390,080	21,798
Exxon Mobil Corp.	152,464	13,046
* Phillips 66	347,377	11,547
Marathon Petroleum Corp.	194,408	8,733
Transocean Ltd.	88,140	3,942
Marathon Oil Corp.	138,540	3,542
Helmerich & Payne Inc.	77,980	3,391
Western Refining Inc.	150,267	3,346
EOG Resources Inc.	27,133	2,445
National Oilwell Varco Inc.	26,180	1,687
* Ultra Petroleum Corp.	72,523	1,673
* Helix Energy Solutions Group Inc.	92,232	1,514
Baker Hughes Inc.	11,500	473
EXCO Resources Inc.	32,300	245
Devon Energy Corp.	2,990	173
		77,555
Exchange-Traded Fund (0.6%)
3 Vanguard MSCI Emerging Markets ETF	582,396	23,267

Financials (8.6%)
* American International Group Inc.	1,085,144	34,822
* Berkshire Hathaway Inc. Class B	244,855	20,404
Discover Financial Services	560,570	19,384
SL Green Realty Corp.	236,114	18,946
Citigroup Inc.	688,616	18,875
Capital One Financial Corp.	338,255	18,489
Bank of America Corp.	1,894,205	15,495
* CBRE Group Inc. Class A	699,356	11,441
* CIT Group Inc.	318,957	11,368
Legg Mason Inc.	417,094	10,999

Lazard Ltd. Class A	409,154	10,634
American Express Co.	182,540	10,626
* MBIA Inc.	940,330	10,165
JPMorgan Chase & Co.	282,365	10,089
KeyCorp	1,130,884	8,753
Huntington Bancshares Inc.	1,217,077	7,789
Wells Fargo & Co.	183,240	6,127
Regions Financial Corp.	795,900	5,372
Hatteras Financial Corp.	181,643	5,195
State Street Corp.	97,180	4,338
Moody's Corp.	113,152	4,136
* PHH Corp.	229,078	4,004
M&T Bank Corp.	47,816	3,948
Cash America International Inc.	84,800	3,735
* Markel Corp.	8,412	3,715
Mercury General Corp.	81,370	3,391
* World Acceptance Corp.	46,948	3,089
Assurant Inc.	87,706	3,056
Brandywine Realty Trust	242,884	2,997
* Altisource Portfolio Solutions SA	39,633	2,902
New York Community Bancorp Inc.	216,380	2,711
Prosperity Bancshares Inc.	61,717	2,594
CNO Financial Group Inc.	303,005	2,363
Synovus Financial Corp.	1,166,300	2,309
* MGIC Investment Corp.	772,232	2,224
Federated Investors Inc. Class B	91,705	2,004
* First Cash Financial Services Inc.	49,821	2,001
Progressive Corp.	63,693	1,327
Symetra Financial Corp.	69,674	879
Piedmont Office Realty Trust Inc. Class A	38,167	657
Zions Bancorporation	32,047	622
Republic Bancorp Inc./KY Class A	27,308	608
* First Republic Bank/CA	17,190	578
Reinsurance Group of America Inc. Class A	10,796	574
Principal Financial Group Inc.	20,500	538
TD Ameritrade Holding Corp.	21,308	362
Vornado Realty Trust	4,235	356
* Citizens Republic Bancorp Inc.	18,540	318
Ameriprise Financial Inc.	5,932	310
Maiden Holdings Ltd.	32,585	283
* DFC Global Corp.	13,826	255
Calamos Asset Management Inc. Class A	17,710	203
* WMI Holdings Corp.	5,570	3
		318,363
Health Care (5.5%)
Merck & Co. Inc.	726,643	30,337
UnitedHealth Group Inc.	495,153	28,967
Eli Lilly & Co.	565,033	24,246
Abbott Laboratories	355,360	22,910
WellPoint Inc.	338,543	21,596
Pfizer Inc.	685,343	15,763
Humana Inc.	177,020	13,708
Johnson & Johnson	125,110	8,452
Aetna Inc.	207,495	8,045
* Gilead Sciences Inc.	103,927	5,329
PDL BioPharma Inc.	541,687	3,591
* Waters Corp.	32,353	2,571

	Bristol-Myers Squibb Co.	64,062	2,303
*	Momenta Pharmaceuticals Inc.	141,139	1,908
*	Magellan Health Services Inc.	33,785	1,532
*	Hi-Tech Pharmacal Co. Inc.	45,356	1,470
*	Health Management Associates Inc. Class A	174,837	1,373
*	Seattle Genetics Inc.	53,100	1,348
*	Express Scripts Holding Co.	22,178	1,238
*	Intuitive Surgical Inc.	2,080	1,152
*	Health Net Inc.	43,244	1,050
*	Life Technologies Corp.	22,634	1,018
*	Illumina Inc.	25,034	1,011
*	Pozen Inc.	55,485	346
*	Acorda Therapeutics Inc.	14,002	330
*	Cambrex Corp.	32,835	309
	Chemed Corp.	4,998	302
*	Triple-S Management Corp. Class B	13,306	243
			202,448
Industrials (3.0%)
	Northrop Grumman Corp.	294,423	18,781
	Kansas City Southern	243,615	16,946
*	Delta Air Lines Inc.	1,375,729	15,064
	General Electric Co.	476,010	9,920
	Towers Watson & Co. Class A	147,549	8,838
*	US Airways Group Inc.	529,881	7,063
	Viad Corp.	317,934	6,359
	General Dynamics Corp.	82,160	5,419
	Raytheon Co.	90,670	5,131
*	Alaska Air Group Inc.	79,495	2,854
	Expeditors International of Washington Inc.	55,500	2,151
	Deere & Co.	22,424	1,813
	Cummins Inc.	15,800	1,531
	JB Hunt Transport Services Inc.	20,464	1,220
	Aircastle Ltd.	101,143	1,219
*	Hawaiian Holdings Inc.	121,528	791
	Brink's Co.	28,624	663
	Heidrick & Struggles International Inc.	28,147	493
*,^ Ultrapetrol Bahamas Ltd.		416,979	492
*	JetBlue Airways Corp.	82,086	435
	Pitney Bowes Inc.	26,200	392
*	Saia Inc.	16,197	354
*	GenCorp Inc.	52,040	339
	Norfolk Southern Corp.	4,652	334
*	DXP Enterprises Inc.	7,322	304
	Universal Forest Products Inc.	6,732	262
*	Allegiant Travel Co. Class A	3,547	247
	Standex International Corp.	5,537	236
*	Consolidated Graphics Inc.	7,804	227
	Sauer-Danfoss Inc.	5,544	194
*	H&E Equipment Services Inc.	12,371	186
*	Huntington Ingalls Industries Inc.	3,847	155
			110,413
Information Technology (5.4%)
*	Apple Inc.	76,848	44,879
*	eBay Inc.	369,824	15,536
*	Gartner Inc.	340,213	14,646
	Hewlett-Packard Co.	561,559	11,293

*	Flextronics International Ltd.	1,701,633	10,550
*	Alliance Data Systems Corp.	69,040	9,320
	Microsoft Corp.	283,243	8,664
*	CACI International Inc. Class A	126,306	6,949
*	LSI Corp.	1,088,340	6,933
	DST Systems Inc.	108,062	5,869
	Cisco Systems Inc.	334,453	5,743
	Applied Materials Inc.	458,860	5,259
	Intel Corp.	162,360	4,327
	Corning Inc.	323,614	4,184
	Sapient Corp.	406,377	4,092
*	Google Inc. Class A	6,720	3,898
	Mastercard Inc. Class A	8,983	3,864
*	Micron Technology Inc.	578,950	3,653
	Forrester Research Inc.	107,818	3,651
*	Lam Research Corp.	94,960	3,584
*	CoreLogic Inc.	166,694	3,052
*	Western Digital Corp.	84,700	2,582
	Xerox Corp.	324,264	2,552
	FLIR Systems Inc.	119,101	2,322
	Xilinx Inc.	58,848	1,976
*,^ VistaPrint NV		49,691	1,605
*	Unisys Corp.	80,796	1,580
	Altera Corp.	38,819	1,314
*	Tech Data Corp.	27,163	1,308
*	Kulicke & Soffa Industries Inc.	126,225	1,126
*	Teradata Corp.	15,621	1,125
*	Hackett Group Inc.	129,156	719
*	Magnachip Semiconductor Corp.	57,252	546
*	GT Advanced Technologies Inc.	93,588	494
	Seagate Technology plc	16,182	400
*	Photronics Inc.	54,881	335
*	Cognizant Technology Solutions Corp. Class A	5,576	335
*	Dell Inc.	25,900	324
*	CSG Systems International Inc.	17,012	294
*	Amkor Technology Inc.	50,089	244
*	Dice Holdings Inc.	24,611	231
*	AOL Inc.	5,380	151
			201,509
Materials (2.0%)
	CF Industries Holdings Inc.	68,307	13,234
	Domtar Corp.	149,766	11,489
	Monsanto Co.	96,542	7,992
	LyondellBasell Industries NV Class A	138,628	5,582
	Huntsman Corp.	405,085	5,242
	Scotts Miracle-Gro Co. Class A	126,269	5,192
	Georgia Gulf Corp.	131,770	3,382
*	Chemtura Corp.	199,220	2,889
	Boise Inc.	415,368	2,733
	Praxair Inc.	20,353	2,213
	Minerals Technologies Inc.	29,401	1,875
*	Coeur d'Alene Mines Corp.	94,760	1,664
	Cabot Corp.	30,629	1,247
	Bemis Co. Inc.	36,535	1,145
	PPG Industries Inc.	10,270	1,090
	Buckeye Technologies Inc.	35,630	1,015
	Myers Industries Inc.	56,409	968

* Resolute Forest Products			78,674	911
American Vanguard Corp.			33,605	894
HB Fuller Co.			24,010	737
Sherwin-Williams Co.			5,502	728
Schweitzer-Mauduit International Inc.			8,585	585
Neenah Paper Inc.			19,183	512
* Kraton Performance Polymers Inc.			23,263	510
* KapStone Paper and Packaging Corp.			29,370	465
PH Glatfelter Co.			27,000	442
Valspar Corp.			8,018	421
United States Steel Corp.			14,325	295
* TPC Group Inc.			7,751	286
A Schulman Inc.			11,027	219
* Mercer International Inc.			23,757	136
				76,093
Telecommunication Services (0.4%)
CenturyLink Inc.			120,050	4,741
* Level 3 Communications Inc.			191,696	4,246
* NII Holdings Inc.			212,981	2,179
Telephone & Data Systems Inc.			89,031	1,895
* Cincinnati Bell Inc.			118,179	440
* United States Cellular Corp.			6,463	249
				13,750
Utilities (0.1%)
DTE Energy Co.			50,040	2,969
CenterPoint Energy Inc.			56,080	1,159
Edison International			18,900	873
				5,001
Total United States				1,602,235
Total Common Stocks (Cost $3,116,733)				3,536,892
Preferred Stocks (0.0%)
* Malaysian Airline System Bhd. Pfd. (Cost $75)			183,333	56

			Face
		Maturity	Amount
	Coupon	Date	($000)
Convertible Bonds (0.1%)
Consumer Discretionary (0.0%)
Sotheby's Cvt.	3.125%	6/15/13	—	—

Financials (0.0%)
2 SL Green Operating Partnership LP Cvt.	3.000%	3/30/27	1,032	1,031

Industrials (0.1%)
AMR Corp. Cvt.	6.250%	10/15/14	1,635	997
US Airways Group Inc. Cvt.	7.250%	5/15/14	184	551
				1,548
Total Convertible Bonds (Cost $1,542)				2,579

				Shares
Temporary Cash Investments (5.2%)[1]
Money Market Fund (4.9%)
[4,5] Vanguard Market Liquidity Fund		0.148%		180,991,692	180,992

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.3%)
[6,7] Fannie Mae Discount Notes		0.110%	8/29/12	700	700
[8,9] Federal Home Loan Bank Discount Notes		0.100%	7/11/12	2,000	2,000
[6,9] Freddie Mac Discount Notes		0.145%	9/17/12	5,000	4,998
7	United States Treasury Bill	0.070% - 0.073%	7/12/12	1,500	1,500
9	United States Treasury Note/Bond	1.375%	9/15/12	4,000	4,010
7	United States Treasury Note/Bond	4.250%	9/30/12	800	808
					14,016
Total Temporary Cash Investments (Cost $195,022)					195,008
Total Investments (100.7%) (Cost $3,313,372)					3,734,535
Other Assets and Liabilities-Net (-0.7%)[5]					(25,963)
Net Assets (100%)					3,708,572

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $29,924,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.4% and 3.3%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the aggregate value of these securities was $4,560,000, representing .1% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $31,346,000 of collateral received for securities on loan.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
7 Securities with a value of $320,000 have been segregated as collateral for open forward currency contracts.
8 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
9 Securities with a value of $12,008,000 and cash of $500,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s

Global Equity Fund

net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—International	232,410	1,702,247	—
Common Stocks—Domestic	1,602,235	—	—
Preferred Stocks	—	56	—
Convertible Bonds	—	2,579	—
Temporary Cash Investments	180,992	14,016	—
Futures Contracts—Assets[1]	3,122	—	—
Forward Currency Contracts—Assets	—	471	—
Forward Currency Contracts—Liabilities	—	(527)	—
Total	2,018,759	1,718,842	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately

Global Equity Fund

invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At June 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
S&P 500 Index	September 2012	203	68,837	2,053
Dow Jones EURO STOXX 50 Index	September 2012	614	17,571	1,084
FTSE 100 Index	September 2012	191	16,545	408
Topix Index	September 2012	124	11,951	890
S&P ASX 200 Index	September 2012	69	7,174	(56)
E-mini S&P 500 Index	September 2012	69	4,680	160

Unrealized appreciation (depreciation) on open E-mini S&P 500 Index, S&P 500 Index, and FTSE 100 Index futures is required to be treated as realized gain (loss) for tax purposes.

At June 30, 2012, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Global Equity Fund

				Contract Amount (000)
						Unrealized
						Appreciation
	Contract					(Depreciation)
Counterparty	Settlement Date		Receive		Deliver	($000)
UBS AG	09/26/12	EUR	12,991	USD	16,501	260
UBS AG	09/26/12	GBP	10,289	USD	16,134	128
UBS AG	09/18/12	JPY	882,511	USD	11,073	(100)
UBS AG	09/25/12	AUD	7,053	USD	7,171	50
Goldman Sachs Bank USA	07/13/12	USD	(2,964)	AUD	(2,898)	(96)
Goldman Sachs Bank USA	07/13/12	USD	(8,938)	CAD	(9,108)	(77)
Goldman Sachs Bank USA	07/13/12	USD	(16,884)	EUR	(13,324)	(254)
Goldman Sachs Bank USA	07/13/12	USD	(7,210)	JPY	(575,763)	33
AUD—Australian dollar.
CAD—Canadian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At June 30, 2012, the counterparty had deposited in a segregated account securities with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

E. At June 30, 2012, the cost of investment securities for tax purposes was $3,329,503,000. Net unrealized appreciation of investment securities for tax purposes was $405,032,000, consisting of unrealized gains of $769,118,000 on securities that had risen in value since their purchase and $364,086,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Strategic Small-Cap Equity Fund

Schedule of Investments
As of June 30, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (13.8%)
* Coinstar Inc.	25,400	1,744
Brinker International Inc.	54,200	1,727
* Smith & Wesson Holding Corp.	191,400	1,590
Dillard's Inc. Class A	24,950	1,589
Domino's Pizza Inc.	45,300	1,400
Foot Locker Inc.	44,500	1,361
Pier 1 Imports Inc.	79,100	1,300
* Fifth & Pacific Cos. Inc.	118,700	1,274
* Express Inc.	70,000	1,272
Thor Industries Inc.	45,700	1,253
* ANN Inc.	49,100	1,251
Regal Entertainment Group Class A	90,900	1,251
* Papa John's International Inc.	25,115	1,195
Movado Group Inc.	46,000	1,151
* Journal Communications Inc. Class A	214,075	1,105
Sinclair Broadcast Group Inc. Class A	119,604	1,083
Dana Holding Corp.	79,600	1,020
* Sally Beauty Holdings Inc.	39,600	1,019
Jarden Corp.	23,500	987
* Corinthian Colleges Inc.	319,100	922
^ Buckle Inc.	23,100	914
* LeapFrog Enterprises Inc.	88,900	912
* Cheesecake Factory Inc.	27,100	866
* Crocs Inc.	42,900	693
Cinemark Holdings Inc.	29,700	679
DSW Inc. Class A	11,600	631
* Tenneco Inc.	22,000	590
Ameristar Casinos Inc.	31,900	567
Oxford Industries Inc.	12,500	559
* Conn's Inc.	25,400	376
Cato Corp. Class A	11,000	335
* Vitamin Shoppe Inc.	5,500	302
Ulta Salon Cosmetics & Fragrance Inc.	2,600	243
Churchill Downs Inc.	3,000	176
Aaron's Inc.	5,500	156
Regis Corp.	5,500	99
Cracker Barrel Old Country Store Inc.	1,500	94
* Zumiez Inc.	2,100	83
Core-Mark Holding Co. Inc.	1,700	82
Brunswick Corp.	3,300	73
Blyth Inc.	1,800	62
		33,986
Consumer Staples (3.1%)
* Boston Beer Co. Inc. Class A	13,300	1,609
B&G Foods Inc. Class A	58,200	1,548
* Susser Holdings Corp.	40,200	1,494
* Rite Aid Corp.	653,400	915
Nu Skin Enterprises Inc. Class A	16,500	774

* Pilgrim's Pride Corp.	60,300	431
Universal Corp.	8,300	385
Herbalife Ltd.	2,800	135
Sanderson Farms Inc.	2,500	115
* Dean Foods Co.	6,300	107
* USANA Health Sciences Inc.	2,600	107
		7,620
Energy (5.3%)
Western Refining Inc.	72,600	1,617
Delek US Holdings Inc.	83,700	1,472
* Helix Energy Solutions Group Inc.	86,500	1,419
* Vaalco Energy Inc.	158,300	1,366
* Stone Energy Corp.	52,300	1,325
* Rosetta Resources Inc.	35,600	1,304
HollyFrontier Corp.	33,634	1,192
* Energy Partners Ltd.	62,300	1,053
Crosstex Energy Inc.	63,600	890
Energy XXI Bermuda Ltd.	18,200	570
* Parker Drilling Co.	77,100	348
* Oil States International Inc.	2,660	176
* Hornbeck Offshore Services Inc.	4,400	171
* Contango Oil & Gas Co.	1,400	83
* Cloud Peak Energy Inc.	4,200	71
* Rentech Inc.	34,000	70
		13,127
Financials (22.3%)
ProAssurance Corp.	19,980	1,780
Protective Life Corp.	58,900	1,732
Allied World Assurance Co. Holdings AG	21,400	1,701
CVB Financial Corp.	130,100	1,516
Umpqua Holdings Corp.	112,900	1,486
Cash America International Inc.	31,613	1,392
Nelnet Inc. Class A	60,048	1,381
* Credit Acceptance Corp.	16,310	1,377
* World Acceptance Corp.	20,800	1,369
* Citizens Republic Bancorp Inc.	77,400	1,326
RLI Corp.	18,600	1,269
Chemical Financial Corp.	55,900	1,202
Webster Financial Corp.	54,830	1,188
CNO Financial Group Inc.	150,300	1,172
Washington Federal Inc.	68,700	1,160
Extra Space Storage Inc.	35,300	1,080
Douglas Emmett Inc.	46,700	1,079
CBL & Associates Properties Inc.	55,000	1,075
Apartment Investment & Management Co. Class A	39,100	1,057
WesBanco Inc.	49,411	1,050
Republic Bancorp Inc. Class A	46,854	1,042
* American Capital Ltd.	100,000	1,007
Post Properties Inc.	20,400	999
Omega Healthcare Investors Inc.	43,600	981
Brandywine Realty Trust	74,400	918
1st Source Corp.	40,596	917
Entertainment Properties Trust	20,900	859
DCT Industrial Trust Inc.	132,700	836
Provident Financial Services Inc.	52,500	806
Oritani Financial Corp.	55,800	803

Highwoods Properties Inc.	23,700	798
National Health Investors Inc.	15,600	794
Sun Communities Inc.	17,800	787
* First Industrial Realty Trust Inc.	61,800	780
PacWest Bancorp	32,900	779
Lexington Realty Trust	91,700	777
* Strategic Hotels & Resorts Inc.	119,700	773
City Holding Co.	22,100	745
National Retail Properties Inc.	24,900	704
Cathay General Bancorp	42,500	702
* Sunstone Hotel Investors Inc.	63,300	696
Colonial Properties Trust	30,670	679
Ramco-Gershenson Properties Trust	53,800	676
Inland Real Estate Corp.	80,400	674
Pennsylvania REIT	44,100	661
MarketAxess Holdings Inc.	24,300	647
Taubman Centers Inc.	7,800	602
Amtrust Financial Services Inc.	19,300	573
Cedar Realty Trust Inc.	112,700	569
* Rouse Properties Inc.	41,100	557
Camden Property Trust	7,700	521
* Knight Capital Group Inc. Class A	38,700	462
DDR Corp.	30,500	447
Bancfirst Corp.	9,500	398
Heartland Financial USA Inc.	14,400	346
Oriental Financial Group Inc.	30,758	341
CapitalSource Inc.	36,200	243
RLJ Lodging Trust	13,300	241
FBL Financial Group Inc. Class A	8,000	224
Community Trust Bancorp Inc.	6,600	221
Cardinal Financial Corp.	17,700	217
Essex Property Trust Inc.	1,000	154
MainSource Financial Group Inc.	11,200	132
GAMCO Investors Inc.	2,200	98
PrivateBancorp Inc. Class A	6,600	97
Mack-Cali Realty Corp.	2,600	76
BRE Properties Inc.	1,500	75
Washington Trust Bancorp Inc.	3,000	73
* NewStar Financial Inc.	5,600	73
Capital Southwest Corp.	700	72
Montpelier Re Holdings Ltd.	3,300	70
Kansas City Life Insurance Co.	1,600	56
* National Financial Partners Corp.	4,200	56
		55,025
Health Care (13.1%)
* Questcor Pharmaceuticals Inc.	36,100	1,922
* Pharmacyclics Inc.	34,200	1,868
Cooper Cos. Inc.	23,200	1,850
* Auxilium Pharmaceuticals Inc.	60,900	1,638
* Cubist Pharmaceuticals Inc.	42,900	1,626
* WellCare Health Plans Inc.	28,200	1,495
* Health Net Inc.	60,200	1,461
* Par Pharmaceutical Cos. Inc.	39,900	1,442
* Team Health Holdings Inc.	58,500	1,409
* Magellan Health Services Inc.	30,500	1,383
PDL BioPharma Inc.	204,100	1,353

* Charles River Laboratories International Inc.	41,100	1,346
* Medicines Co.	57,300	1,314
* ArthroCare Corp.	43,700	1,280
* LifePoint Hospitals Inc.	30,700	1,258
* Cyberonics Inc.	25,400	1,141
Chemed Corp.	18,000	1,088
* Molina Healthcare Inc.	41,709	979
Analogic Corp.	12,700	787
* Salix Pharmaceuticals Ltd.	14,000	762
* Pozen Inc.	92,200	575
* Thoratec Corp.	16,400	551
* Centene Corp.	16,900	510
Assisted Living Concepts Inc. Class A	34,000	483
* Genomic Health Inc.	11,800	394
* Affymax Inc.	28,500	367
* Acorda Therapeutics Inc.	15,400	363
West Pharmaceutical Services Inc.	5,700	288
* Abaxis Inc.	6,600	244
* PAREXEL International Corp.	8,600	243
* Wright Medical Group Inc.	10,200	218
* ICU Medical Inc.	2,200	117
* RTI Biologics Inc.	27,400	103
* Omnicell Inc.	4,900	72
* SurModics Inc.	3,900	67
* Select Medical Holdings Corp.	6,500	66
* Bio-Reference Labs Inc.	2,500	66
* Orthofix International NV	1,500	62
* Universal American Corp.	5,400	57
Young Innovations Inc.	1,600	55
		32,303
Industrials (16.4%)
* Alaska Air Group Inc.	48,800	1,752
* WESCO International Inc.	27,700	1,594
* JetBlue Airways Corp.	299,600	1,588
Toro Co.	21,600	1,583
Actuant Corp. Class A	56,800	1,543
* United Rentals Inc.	42,800	1,457
Aircastle Ltd.	117,500	1,416
Barnes Group Inc.	56,700	1,377
Applied Industrial Technologies Inc.	37,200	1,371
Robbins & Myers Inc.	31,900	1,334
* Navigant Consulting Inc.	104,500	1,321
Amerco Inc.	14,500	1,305
* EnerSys	37,176	1,304
* Moog Inc. Class A	31,299	1,294
* Generac Holdings Inc.	50,900	1,225
AZZ Inc.	19,800	1,213
NACCO Industries Inc. Class A	10,342	1,202
Deluxe Corp.	48,000	1,197
Cascade Corp.	24,691	1,162
Kennametal Inc.	35,000	1,160
Armstrong World Industries Inc.	23,200	1,140
Corrections Corp. of America	38,400	1,131
* Kadant Inc.	46,585	1,092
Sauer-Danfoss Inc.	30,400	1,062
* US Airways Group Inc.	70,300	937
Steelcase Inc. Class A	103,300	933

Belden Inc.	27,700	924
* Dollar Thrifty Automotive Group Inc.	9,345	757
* Exponent Inc.	12,000	634
Standex International Corp.	14,100	600
Lincoln Electric Holdings Inc.	11,700	512
* Huron Consulting Group Inc.	14,038	444
* InnerWorkings Inc.	26,500	359
McGrath RentCorp	12,100	321
Primoris Services Corp.	23,600	283
FreightCar America Inc.	11,100	255
Mine Safety Appliances Co.	6,100	245
* Pacer International Inc.	41,300	224
United Stationers Inc.	8,200	221
* Swift Transportation Co.	21,300	201
* ACCO Brands Corp.	13,800	143
Triumph Group Inc.	1,900	107
GATX Corp.	2,200	85
* Spirit Airlines Inc.	3,800	74
* Dycom Industries Inc.	3,800	71
AO Smith Corp.	1,300	64
* Saia Inc.	2,800	61
Apogee Enterprises Inc.	3,800	61
US Ecology Inc.	3,300	58
Universal Forest Products Inc.	1,500	58
* Taser International Inc.	10,400	54
		40,509
Information Technology (16.3%)
MAXIMUS Inc.	33,466	1,732
Diebold Inc.	46,800	1,727
* Cadence Design Systems Inc.	154,800	1,701
Lender Processing Services Inc.	66,300	1,676
* Cardtronics Inc.	53,900	1,628
Fair Isaac Corp.	38,100	1,611
* Brocade Communications Systems Inc.	307,300	1,515
* Tech Data Corp.	31,400	1,513
* CACI International Inc. Class A	27,250	1,499
* Gartner Inc.	31,200	1,343
MercadoLibre Inc.	17,000	1,289
* Liquidity Services Inc.	25,154	1,288
* Unisys Corp.	64,712	1,265
* Global Cash Access Holdings Inc.	173,400	1,250
Anixter International Inc.	23,200	1,231
* Entegris Inc.	140,300	1,198
* Kulicke & Soffa Industries Inc.	128,900	1,150
* Insight Enterprises Inc.	67,348	1,134
* MicroStrategy Inc. Class A	8,400	1,091
* Spansion Inc. Class A	89,100	978
* Manhattan Associates Inc.	21,200	969
* OSI Systems Inc.	15,100	956
* CommVault Systems Inc.	18,000	892
* Teradyne Inc.	61,531	865
* SYNNEX Corp.	24,700	852
* GT Advanced Technologies Inc.	158,700	838
MKS Instruments Inc.	22,600	654
Heartland Payment Systems Inc.	19,400	584
* Synaptics Inc.	19,500	558
* Quantum Corp.	266,700	541

* Brightpoint Inc.	96,900	524
Intersil Corp. Class A	49,000	522
Plantronics Inc.	13,800	461
* Plexus Corp.	14,500	409
NIC Inc.	27,100	344
* Itron Inc.	7,200	297
* Silicon Graphics International Corp.	41,500	266
* QLogic Corp.	17,000	233
* Lam Research Corp.	6,075	229
* Stamps.com Inc.	9,100	225
* Volterra Semiconductor Corp.	9,200	216
* NCR Corp.	8,700	198
Blackbaud Inc.	7,700	198
Pulse Electronics Corp.	89,800	177
* DSP Group Inc.	23,700	150
* Ancestry.com Inc.	3,000	83
* Advanced Energy Industries Inc.	4,300	58
* TNS Inc.	3,200	57
* Websense Inc.	3,000	56
		40,231
Materials (5.4%)
Cytec Industries Inc.	29,600	1,736
Rockwood Holdings Inc.	36,200	1,605
Myers Industries Inc.	80,500	1,381
* TPC Group Inc.	37,300	1,378
Buckeye Technologies Inc.	45,100	1,285
Neenah Paper Inc.	35,244	941
NewMarket Corp.	4,200	910
Georgia Gulf Corp.	34,000	873
PH Glatfelter Co.	45,700	748
Koppers Holdings Inc.	16,200	551
* Coeur d'Alene Mines Corp.	30,900	542
Westlake Chemical Corp.	10,300	538
Haynes International Inc.	9,400	479
* Graphic Packaging Holding Co.	39,400	217
* WR Grace & Co.	2,300	116
Wausau Paper Corp.	10,700	104
		13,404
Telecommunication Services (0.3%)
* Premiere Global Services Inc.	85,300	716
Atlantic Tele-Network Inc.	3,600	121
		837
Utilities (3.8%)
PNM Resources Inc.	79,100	1,546
WGL Holdings Inc.	31,100	1,236
Portland General Electric Co.	42,800	1,141
Avista Corp.	39,900	1,065
NorthWestern Corp.	28,900	1,061
Laclede Group Inc.	26,000	1,035
Questar Corp.	37,000	772
Vectren Corp.	17,700	522
Cleco Corp.	11,200	468
MGE Energy Inc.	7,700	364
American States Water Co.	3,400	135

CH Energy Group Inc.			1,500	99
				9,444
Total Common Stocks (Cost $218,300)				246,486
	Coupon
Temporary Cash Investments (0.8%)[1]
Money Market Fund (0.7%)
[2,3] Vanguard Market Liquidity Fund	0.148%		1,625,751	1,626

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Federal Home Loan Bank Discount Notes	0.120%	7/27/12	200	200
Total Temporary Cash Investments (Cost $1,826)				1,826
Total Investments (100.6%) (Cost $220,126)				248,312
Other Assets and Liabilities-Net (-0.6%)[3]				(1,383)
Net Assets (100%)				246,929

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $297,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.2% and 0.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $308,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Strategic Small-Cap Equity Fund

The following table summarizes the market value of the fund's investments as of June 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	246,486	—	—
Temporary Cash Investments	1,626	200	—
Futures Contracts—Assets[1]	24	—	—
Total	248,136	200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At June 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	September 2012	10	795	31

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At June 30, 2012, the cost of investment securities for tax purposes was $220,126,000. Net unrealized appreciation of investment securities for tax purposes was $28,186,000, consisting of unrealized gains of $38,418,000 on securities that had risen in value since their purchase and $10,232,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD HORIZON FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD HORIZON FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 21, 2012

VANGUARD HORIZON FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 21, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.